The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.36%
FGLMC Multifamily - 0.41%
Pool KF36, 2.56%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	$4,758,903	$4,735,127
Pool K094, 2.70%, 04/25/2029	4,024,607	4,228,002
		8,963,129

FGLMC Single Family - 9.11%
Pool Q16506, 3.00%, 02/01/2043	43,643	44,803
Pool Q40627, 3.00%, 05/01/2046	4,138,196	4,264,535
Pool Q41877, 3.00%, 07/01/2046	2,216,165	2,282,141
Pool Q43158, 3.00%, 09/01/2046	1,691,287	1,742,070
Pool Q44344, 3.00%, 11/01/2046	577,020	593,247
Pool Q44395, 3.00%, 11/01/2046	2,212,758	2,274,984
Pool Q45623, 3.00%, 01/01/2047	4,373,371	4,496,778
Pool QA2069, 3.00%, 07/01/2049	1,211,850	1,235,723
Pool QA2173, 3.00%, 08/01/2049	829,300	845,637
Pool QA2405, 3.00%, 08/01/2049	2,809,319	2,864,661
Pool RA1190, 3.00%, 08/01/2049	1,487,264	1,516,639
Pool Q07121, 3.50%, 04/01/2042	58,145	59,785
Pool Q07398, 3.50%, 04/01/2042	117,584	122,753
Pool Q37430, 3.50%, 11/01/2045	165,012	172,311
Pool Q38376, 3.50%, 01/01/2046	948,683	990,702
Pool Q39359, 3.50%, 03/01/2046	1,914,007	1,998,025
Pool Q40641, 3.50%, 05/01/2046	1,294,855	1,350,855
Pool Q45628, 3.50%, 01/01/2047	3,928,275	4,098,257
Pool Q47221, 3.50%, 03/01/2047	1,054,755	1,091,377
Pool Q48279, 3.50%, 05/01/2047	1,257,443	1,304,099
Pool Q49035, 3.50%, 06/01/2047	1,895,693	1,970,720
Pool Q49605, 3.50%, 07/01/2047	774,412	805,470
Pool Q50393, 3.50%, 09/01/2047	2,848,338	2,938,318
Pool Q50943, 3.50%, 09/01/2047	1,879,653	1,948,555
Pool Q51685, 3.50%, 10/01/2047	3,010,423	3,105,106
Pool V83539, 3.50%, 10/01/2047	2,773,870	2,884,863
Pool Q52610, 3.50%, 11/01/2047	2,446,869	2,528,323
Pool V83815, 3.50%, 12/01/2047	1,270,887	1,314,839
Pool Q53325, 3.50%, 01/01/2048	2,275,638	2,366,911
Pool Q54012, 3.50%, 01/01/2048	2,685,558	2,793,100
Pool Q54511, 3.50%, 02/01/2048	2,680,922	2,764,315
Pool Q54585, 3.50%, 02/01/2048	4,970,989	5,125,614
Pool Q54876, 3.50%, 03/01/2048	1,693,568	1,747,204
Pool Q55002, 3.50%, 03/01/2048	2,668,025	2,751,527
Pool Q62396, 3.50%, 04/01/2049	1,002,460	1,031,738
Pool QA2070, 3.50%, 07/01/2049	1,582,597	1,644,822
Pool QA2301, 3.50%, 08/01/2049	1,321,563	1,368,991
Pool A97097, 4.00%, 02/01/2041	44,022	45,717
Pool Q39374, 4.00%, 03/01/2046	82,849	87,360
Pool Q47223, 4.00%, 03/01/2047	1,591,617	1,665,436
Pool Q47775, 4.00%, 04/01/2047	1,158,272	1,214,422
Pool Q48287, 4.00%, 05/01/2047	3,316,443	3,470,293
Pool Q48819, 4.00%, 06/01/2047	2,916,347	3,057,727
Pool Q49040, 4.00%, 06/01/2047	5,472,956	5,726,847
Pool Q49606, 4.00%, 07/01/2047	3,836,293	4,014,264
Pool Q49898, 4.00%, 08/01/2047	1,669,882	1,745,298
Pool Q50397, 4.00%, 08/01/2047	3,788,271	3,964,012
Pool Q50951, 4.00%, 09/01/2047	2,938,121	3,074,424
Pool Q51686, 4.00%, 10/01/2047	2,095,863	2,192,253
Pool V83540, 4.00%, 10/01/2047	1,807,247	1,906,655
Pool Q01597, 4.00%, 01/01/2048	1,662,854	1,737,416
Pool Q53883, 4.00%, 01/01/2048	1,139,027	1,197,053
Pool Q54586, 4.00%, 02/01/2048	5,717,249	5,980,590
Pool Q54877, 4.00%, 02/01/2048	1,201,182	1,256,509
Pool Q55004, 4.00%, 03/01/2048	2,699,232	2,823,563
Pool Q55631, 4.00%, 04/01/2048	3,884,030	4,049,653
Pool Q56253, 4.00%, 05/01/2048	4,457,895	4,647,986
Pool Q56469, 4.00%, 06/01/2048	2,737,991	2,860,561
Pool Q56900, 4.00%, 06/01/2048	3,274,240	3,411,547
Pool Q57029, 4.00%, 07/01/2048	2,454,583	2,557,014
Pool Q57388, 4.00%, 07/01/2048	1,673,951	1,744,096
Pool Q57694, 4.00%, 08/01/2048	2,011,083	2,093,932
Pool Q58271, 4.00%, 09/01/2048	1,629,379	1,704,438
Pool Q58366, 4.00%, 09/01/2048	854,318	900,668
Pool Q58774, 4.00%, 10/01/2048	2,917,147	3,051,520

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool Q59058, 4.00%, 10/01/2048	$2,281,328	$2,376,112
Pool Q59686, 4.00%, 11/01/2048	1,334,401	1,394,963
Pool Q60213, 4.00%, 12/01/2048	2,466,413	2,567,687
Pool Q60598, 4.00%, 01/01/2049	1,480,780	1,547,189
Pool Q61151, 4.00%, 01/01/2049	1,614,949	1,679,057
Pool Q61387, 4.00%, 02/01/2049	2,552,929	2,658,784
Pool Q61800, 4.00%, 03/01/2049	1,782,365	1,862,135
Pool Q61986, 4.00%, 03/01/2049	3,035,761	3,159,052
Pool Q62397, 4.00%, 04/01/2049	2,018,093	2,099,808
Pool QA2071, 4.00%, 07/01/2049	1,224,624	1,282,826
Pool A91363, 4.50%, 03/01/2040	270,813	289,673
Pool A91756, 4.50%, 03/01/2040	299,661	321,651
Pool A92905, 4.50%, 06/01/2040	130,884	137,846
Pool A93467, 4.50%, 08/01/2040	205,959	217,417
Pool Q01597, 4.50%, 05/01/2041	292,218	307,718
Pool Q02377, 4.50%, 07/01/2041	160,367	168,895
Pool Q47624, 4.50%, 04/01/2047	1,086,232	1,160,940
Pool Q48294, 4.50%, 05/01/2047	1,065,297	1,133,424
Pool Q49044, 4.50%, 07/01/2047	2,236,122	2,372,338
Pool Q49608, 4.50%, 07/01/2047	761,279	802,828
Pool Q49902, 4.50%, 08/01/2047	375,832	399,862
Pool Q55774, 4.50%, 04/01/2048	2,059,036	2,190,018
Pool 56906, 4.50%, 05/01/2048	3,432,259	3,640,243
Pool Q56476, 4.50%, 05/01/2048	3,627,180	3,830,050
Pool 57388, 4.50%, 06/01/2048	2,790,160	2,967,664
Pool Q57906, 4.50%, 08/01/2048	2,840,726	3,021,451
Pool Q59454, 4.50%, 09/01/2048	1,031,736	1,097,377
Pool Q58775, 4.50%, 10/01/2048	2,699,089	2,862,657
Pool Q60215, 4.50%, 11/01/2048	2,070,198	2,185,149
Pool Q61389, 4.50%, 02/01/2049	1,015,729	1,076,099
Pool A68734, 5.00%, 07/01/2037	18,578	19,809
Pool A91364, 5.00%, 03/01/2040	350,503	377,972
Pool A92906, 5.00%, 07/01/2040	298,931	321,931
Pool A56707, 5.50%, 01/01/2037	66,098	71,383
Pool A58653, 5.50%, 03/01/2037	57,055	61,616
Pool A68746, 5.50%, 10/01/2037	139,968	151,158
Pool A76192, 5.50%, 04/01/2038	287,264	312,661
Pool A76444, 5.50%, 04/01/2038	109,766	118,541
Pool A78742, 5.50%, 06/01/2038	653,693	721,956
Pool G06072, 6.00%, 06/01/2038	396,621	448,248
Pool G06073, 6.50%, 10/01/2037	768,651	919,936
		198,957,176

FHA Project Loans - 0.46%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,887,676	3,039,337
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,535,932	6,069,593
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	589,475	631,732
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	204,645	203,805
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	30,392	30,286
		9,974,753

FNMA Multifamily - 10.95%
Pool AM2208, 1.81%, 01/01/2020	652,302	651,330
Pool AN2159, 2.06%, 12/01/2022	1,427,893	1,425,061
Pool AN3157, 2.25%, 10/01/2026	4,414,063	4,525,281
Pool AN1684, 2.30%, 06/01/2023	2,657,157	2,717,018
Pool AM1114, 2.34%, 11/01/2022	1,083,076	1,100,432
Pool AM2198, 2.48%, 01/01/2023	96,932	98,971
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,036,615
Pool AN1381, 2.56%, 08/01/2026	915,876	951,780
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,366,877
Pool AM8148, 2.68%, 03/01/2027	975,383	1,021,284
Pool AN1428, 2.69%, 04/01/2026	587,585	614,163
Pool AM8728, 2.70%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,738,567	2,722,262
Pool AN0668, 2.75%, 10/01/2021	4,968,515	5,045,703
Pool AN0761, 2.75%, 10/01/2021	2,735,052	2,777,182
Pool AN0777, 2.75%, 11/01/2021	5,570,143	5,662,845
Pool AM9007, 2.78%, 05/01/2025	484,920	506,838
Pool AN0454, 2.80%, 02/01/2026	1,149,635	1,208,633
Pool AM8561, 2.82%, 04/01/2025	4,141,630	4,334,328
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,952,136
Pool AN0876, 2.85%, 02/01/2026	1,406,336	1,481,521
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,277,571

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 471460, 2.88%, 06/01/2022	$870,348	$897,377
Pool AM7627, 2.95%, 01/01/2025	2,907,023	3,075,721
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,490,675
Pool AN5781, 2.96%, 06/01/2029	385,420	403,158
Pool AM4701, 2.97%, (LIBOR USD 1 Month+0.490%), 11/01/2023	3,628,328	3,622,945
Pool AN8458, 2.97%, 02/01/2025	5,000,000	5,334,945
Pool AN5536, 2.97%, 05/01/2027	3,302,892	3,523,061
Pool BL2741, 2.97%, 06/01/2029	3,513,656	3,764,695
Pool AN6926, 3.00%, 11/01/2032	1,018,300	1,106,101
Pool AN0915, 3.01%, 02/01/2026	470,704	500,246
Pool AN7354, 3.03%, 11/01/2027	2,698,146	2,894,677
Pool AN3838, 3.05%, 01/01/2022	481,742	482,559
Pool AN5273, 3.06%, 05/01/2027	406,797	436,301
Pool Kirkwood Crossing Mortgage, 2.52%, 09/01/2034 (a) (b)	6,420,000	6,623,109
Pool AN6579, 3.06%, 09/01/2027	1,475,951	1,577,163
Pool AN5758, 3.09%, 06/01/2027	1,522,833	1,627,767
Pool BL2603, 3.10%, 05/01/2029	5,778,204	6,249,142
Pool AN4301, 3.15%, 01/01/2027	500,000	537,216
Pool AN8567, 3.15%, 03/01/2028	7,522,586	8,115,940
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,742,601
Pool AN8521, 3.19%, 03/01/2028	2,500,000	2,656,310
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,406,599
Pool AN6262, 3.20%, 08/01/2027	518,772	560,052
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,875,740
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,354,562
Pool AN4133, 3.21%, 01/01/2033	238,700	258,737
Pool AM8227, 3.21%, 03/01/2033	92,631	102,554
Pool AM9393, 3.23%, 07/01/2025	933,700	955,121
Pool AN5792, 3.30%, 04/01/2034	931,743	1,020,462
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,506,723
Pool AM9780, 3.31%, 03/01/2031	382,057	417,741
Pool BL2249, 3.32%, 04/01/2029	800,000	874,744
Pool AM6620, 3.34%, 08/01/2024	550,106	549,253
Pool BL2377, 3.34%, 05/01/2031	2,570,600	2,840,486
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,337,136
Pool AN8814, 3.36%, 04/01/2028	979,579	1,069,946
Pool AN4505, 3.36%, 02/01/2032	983,094	1,092,217
Pool 470414, 3.37%, 01/01/2022	216,993	216,562
Pool AM3973, 3.37%, 07/01/2023	3,287,135	3,472,899
Pool AN4770, 3.38%, 03/01/2027	4,244,713	4,595,709
Pool AN4978, 3.39%, 03/01/2033	13,250,000	14,672,409
Pool AN5418, 3.40%, 05/01/2033	750,000	826,486
Pool AM5986, 3.44%, 06/01/2026	598,563	655,313
Pool AN9534, 3.45%, 06/01/2025	2,454,940	2,677,954
Pool AN4404, 3.45%, 01/01/2027	692,057	753,999
Pool 469683, 3.54%, 11/01/2021	1,516,206	1,562,750
Pool BL0478, 3.57%, 10/01/2025	2,073,818	2,268,313
Pool AN9020, 3.57%, 04/01/2030	6,715,000	7,374,876
Pool AN4782, 3.69%, 02/01/2037	1,637,908	1,859,577
Pool AN1108, 3.76%, 03/01/2046	282,954	322,681
Pool AN4171, 3.79%, 01/01/2035	817,322	827,681
Pool AN9844, 3.80%, 07/01/2030	807,173	918,577
Pool 469075, 3.82%, 09/01/2021	656,585	677,238
Pool BL1090, 3.82%, 12/01/2025	990,960	1,106,619
Pool AM9376, 3.83%, 07/01/2045	469,361	542,000
Pool 466973, 3.85%, 01/01/2021	2,001,744	2,036,003
Pool 469094, 3.90%, 09/01/2026	142,790	152,254
Pool AN0360, 3.95%, 12/01/2045	100,000	119,801
Pool 468263, 3.98%, 06/01/2021	3,475,892	3,571,839
Pool AN4676, 4.10%, 03/01/2047	1,300,454	1,547,675
Pool AM5197, 4.20%, 01/01/2030	390,755	453,325
Pool 465435, 4.22%, 07/01/2020	410,084	412,617
Pool 467899, 4.23%, 04/01/2021	411,982	422,879
Pool 467460, 4.33%, 04/01/2021	694,087	713,232
Pool 463873, 4.38%, 11/01/2019	363,136	362,571
Pool 467315, 4.46%, 02/01/2021	353,696	362,318
Pool 467732, 4.57%, 04/01/2021	261,244	260,785
Pool 468251, 4.76%, 06/01/2026	563,943	649,762
Pool 464133, 4.85%, 01/01/2025	1,899,518	2,123,663
Pool 387517, 5.02%, 08/01/2020	552,389	557,650
Pool 466907, 5.13%, 03/01/2026	370,642	427,836
Pool 387215, 5.19%, 01/01/2023	396,355	427,116
Pool 465394, 5.20%, 03/01/2026	498,794	569,182

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 463895, 5.25%, 10/01/2025	$345,488	$411,477
Pool 464523, 5.51%, 07/01/2024	988,677	1,141,812
Pool 874487, 5.52%, 05/01/2025	456,166	528,179
Pool 873550, 5.55%, 04/01/2024	208,497	208,672
Pool 463000, 5.58%, 08/01/2021	1,176,627	1,236,642
Pool 874481, 5.75%, 04/01/2022	3,193,346	3,409,255
Pool 387005, 5.95%, 06/01/2022	313,935	313,327
Pool 873949, 5.95%, 09/01/2024	1,150,992	1,280,598
Pool 463839, 5.96%, 11/01/2027	616,375	712,664
Pool 873679, 6.10%, 06/01/2024	403,881	444,971
Pool 467914, 6.10%, 04/01/2041	494,748	605,769
Pool 463997, 6.12%, 12/01/2027	918,720	1,097,181
Pool 958614, 6.22%, 04/01/2027	339,921	400,998
Pool 464836, 6.23%, 03/01/2028	1,600,118	1,868,987
Pool 465260, 6.33%, 06/01/2028	1,450,565	1,758,620
Pool 464254, 6.34%, 11/01/2027	2,437,752	2,917,383
Pool 464969, 6.34%, 04/01/2028	2,480,899	3,112,019
Pool 874736, 6.43%, 10/01/2025	412,579	462,865
Pool 464632, 6.50%, 02/01/2028	455,170	512,332
Pool 465588, 6.55%, 07/01/2028	553,392	687,052
Pool 466756, 6.59%, 12/01/2028	1,689,743	2,079,772
Pool 464573, 6.72%, 02/01/2040	2,174,690	2,547,377
Pool 466595, 6.78%, 11/01/2025	3,495,983	4,373,527
Pool 469854, 8.26%, 12/01/2026	1,557,318	2,099,309
		239,074,552

FNMA Single Family - 26.19%
Pool AB6333, 3.00%, 09/01/2042	700,627	724,378
Pool AP7482, 3.00%, 09/01/2042	114,270	118,143
Pool AP9712, 3.00%, 09/01/2042	114,493	118,374
Pool AB7486, 3.00%, 12/01/2042	1,030,626	1,065,036
Pool AR5591, 3.00%, 01/01/2043	68,449	70,769
Pool AT1983, 3.00%, 04/01/2043	701,571	725,355
Pool AB9496, 3.00%, 05/01/2043	60,471	62,470
Pool AR6415, 3.00%, 05/01/2043	348,532	360,079
Pool AT0343, 3.00%, 05/01/2043	42,107	43,492
Pool AY4200, 3.00%, 05/01/2045	20,847,331	21,488,498
Pool AS7134, 3.00%, 05/01/2046	1,480,799	1,526,416
Pool AS7340, 3.00%, 06/01/2046	3,493,760	3,600,486
Pool BC1141, 3.00%, 06/01/2046	918,545	946,130
Pool AS7521, 3.00%, 07/01/2046	1,976,391	2,034,221
Pool BD0472, 3.00%, 07/01/2046	755,603	774,674
Pool AS7816, 3.00%, 08/01/2046	4,509,960	4,639,603
Pool BC2796, 3.00%, 08/01/2046	2,011,695	2,070,040
Pool AS7899, 3.00%, 09/01/2046	2,221,380	2,284,091
Pool BD6343, 3.00%, 09/01/2046	788,032	807,112
Pool AS8079, 3.00%, 10/01/2046	2,840,448	2,920,632
Pool BC4722, 3.00%, 10/01/2046	716,799	737,034
Pool AS8290, 3.00%, 11/01/2046	2,853,280	2,932,065
Pool AS8463, 3.00%, 12/01/2046	3,244,596	3,339,530
Pool BC9073, 3.00%, 12/01/2046	2,628,220	2,701,059
Pool AS8650, 3.00%, 01/01/2047	9,868,146	10,141,622
Pool BD7042, 3.00%, 03/01/2047	986,171	1,014,003
Pool BN6614, 3.00%, 05/01/2049	1,062,518	1,083,449
Pool BN8885, 3.00%, 05/01/2049	1,033,559	1,053,920
Pool BN6722, 3.00%, 06/01/2049	1,639,684	1,671,985
Pool BN8907, 3.00%, 06/01/2049	911,808	929,771
Pool BN8921, 3.00%, 06/01/2049	503,838	513,764
Pool BO1800, 3.00%, 06/01/2049	2,554,524	2,604,983
Pool BO1272, 3.00%, 07/01/2049	2,458,877	2,507,315
Pool BO1283, 3.00%, 07/01/2049	1,891,403	1,928,663
Pool CA3873, 3.00%, 07/01/2049	3,428,167	3,495,879
Pool BN7692, 3.00%, 08/01/2049	2,316,659	2,362,418
Pool BO1314, 3.00%, 08/01/2049	2,420,021	2,467,694
Pool BO1318, 3.00%, 08/01/2049	2,167,841	2,210,546
Pool BO1324, 3.00%, 08/01/2049	2,252,904	2,297,285
Pool CA3957, 3.00%, 08/01/2049	4,317,988	4,403,277
Pool BO2957, 3.00%, 09/01/2049	2,203,209	2,246,611
Pool BO2962, 3.00%, 09/01/2049	3,541,159	3,610,918
Pool AS0092, 3.50%, 07/01/2043	212,263	222,024
Pool AU1769, 3.50%, 08/01/2043	334,743	350,136
Pool AX4858, 3.50%, 12/01/2044	320,315	334,463
Pool AX7551, 3.50%, 01/01/2045	347,779	363,233

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool AY4388, 3.50%, 02/01/2045	$508,234	$531,388
Pool AS4536, 3.50%, 03/01/2045	309,495	323,042
Pool AX9585, 3.50%, 03/01/2045	1,874,200	1,956,107
Pool AY5019, 3.50%, 03/01/2045	169,914	175,335
Pool AS4738, 3.50%, 04/01/2045	960,132	1,002,331
Pool AY1387, 3.50%, 04/01/2045	309,208	323,186
Pool AS4913, 3.50%, 05/01/2045	1,192,646	1,244,756
Pool AY3458, 3.50%, 05/01/2045	477,832	498,750
Pool AY8252, 3.50%, 05/01/2045	205,896	214,045
Pool AY8271, 3.50%, 05/01/2045	197,856	204,922
Pool AS5117, 3.50%, 06/01/2045	1,109,483	1,158,049
Pool AZ2274, 3.50%, 06/01/2045	267,936	278,549
Pool AZ2316, 3.50%, 06/01/2045	252,662	261,754
Pool AS5351, 3.50%, 07/01/2045	290,239	302,942
Pool AZ0805, 3.50%, 07/01/2045	859,885	897,525
Pool AZ5686, 3.50%, 07/01/2045	190,190	197,064
Pool AS5579, 3.50%, 08/01/2045	241,044	251,581
Pool AZ5696, 3.50%, 08/01/2045	233,822	242,840
Pool AS5767, 3.50%, 09/01/2045	594,355	620,292
Pool AZ2904, 3.50%, 09/01/2045	307,407	320,840
Pool AZ9193, 3.50%, 09/01/2045	237,020	245,580
Pool AS5917, 3.50%, 10/01/2045	939,746	980,784
Pool AZ4755, 3.50%, 10/01/2045	160,025	167,179
Pool AS6127, 3.50%, 11/01/2045	746,267	778,866
Pool AS6309, 3.50%, 12/01/2045	540,372	564,023
Pool BC0066, 3.50%, 12/01/2045	298,293	311,324
Pool AS6467, 3.50%, 01/01/2046	2,235,704	2,332,718
Pool AS6616, 3.50%, 02/01/2046	1,333,841	1,391,307
Pool BC0223, 3.50%, 02/01/2046	1,511,755	1,577,451
Pool BC0226, 3.50%, 02/01/2046	221,434	231,115
Pool AS6785, 3.50%, 03/01/2046	2,663,561	2,778,811
Pool AS6956, 3.50%, 04/01/2046	2,760,945	2,879,109
Pool BC0801, 3.50%, 04/01/2046	1,040,157	1,085,603
Pool AS7135, 3.50%, 05/01/2046	361,387	376,186
Pool BC6041, 3.50%, 05/01/2046	1,130,075	1,169,775
Pool BD0456, 3.50%, 06/01/2046	270,609	281,793
Pool BC9068, 3.50%, 12/01/2046	720,451	749,317
Pool AS8635, 3.50%, 01/01/2047	4,579,618	4,754,165
Pool AS8808, 3.50%, 02/01/2047	2,981,777	3,103,260
Pool AS8918, 3.50%, 03/01/2047	6,774,745	7,031,314
Pool BD7046, 3.50%, 03/01/2047	6,081,657	6,315,152
Pool BE7198, 3.50%, 03/01/2047	583,649	603,778
Pool AS9380, 3.50%, 04/01/2047	2,849,395	2,961,054
Pool BH1139, 3.50%, 04/01/2047	630,901	656,957
Pool BH1158, 3.50%, 04/01/2047	611,425	631,094
Pool AS9548, 3.50%, 05/01/2047	4,936,428	5,122,867
Pool BD2416, 3.50%, 05/01/2047	2,491,568	2,584,211
Pool AS9814, 3.50%, 06/01/2047	4,598,839	4,781,190
Pool BE3687, 3.50%, 06/01/2047	1,335,339	1,394,578
Pool BH5307, 3.50%, 06/01/2047	720,177	746,117
Pool AS9943, 3.50%, 07/01/2047	4,863,188	5,034,259
Pool BH5329, 3.50%, 07/01/2047	381,811	395,508
Pool BH2607, 3.50%, 08/01/2047	1,417,935	1,476,629
Pool CA0116, 3.50%, 08/01/2047	3,210,422	3,319,642
Pool BH2671, 3.50%, 09/01/2047	2,422,681	2,507,414
Pool BH5391, 3.50%, 09/01/2047	989,275	1,025,001
Pool CA0408, 3.50%, 09/01/2047	1,579,086	1,632,344
Pool BH4063, 3.50%, 10/01/2047	1,664,788	1,715,097
Pool BH9370, 3.50%, 10/01/2047	1,837,332	1,903,591
Pool CA0566, 3.50%, 10/01/2047	2,046,343	2,115,368
Pool BH5746, 3.50%, 11/01/2047	3,463,814	3,581,256
Pool CA0744, 3.50%, 11/01/2047	1,172,497	1,212,129
Pool BH7046, 3.50%, 12/01/2047	5,850,015	6,049,249
Pool BJ1663, 3.50%, 12/01/2047	2,835,308	2,922,694
Pool CA0918, 3.50%, 12/01/2047	2,295,100	2,381,399
Pool BH7097, 3.50%, 01/01/2048	4,271,264	4,418,699
Pool BJ4551, 3.50%, 01/01/2048	2,247,297	2,316,560
Pool BJ4562, 3.50%, 01/01/2048	984,646	1,017,264
Pool CA1074, 3.50%, 01/01/2048	3,524,123	3,680,178
Pool BH9270, 3.50%, 02/01/2048	4,135,162	4,274,101
Pool BJ4611, 3.50%, 02/01/2048	2,256,224	2,321,011
Pool BJ4612, 3.50%, 02/01/2048	1,294,766	1,341,468
Pool CA1243, 3.50%, 02/01/2048	7,680,214	7,955,501

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool BJ0616, 3.50%, 03/01/2048	$3,556,451	$3,676,843
Pool BJ0652, 3.50%, 03/01/2048	2,778,266	2,870,603
Pool BK1959, 3.50%, 03/01/2048	1,967,975	2,028,152
Pool BK1960, 3.50%, 03/01/2048	1,584,991	1,647,626
Pool CA1414, 3.50%, 03/01/2048	4,650,095	4,805,828
Pool MA3574, 3.50%, 01/01/2049	19,128,717	19,719,479
Pool BN5245, 3.50%, 02/01/2049	1,475,816	1,519,323
Pool MA3597, 3.50%, 02/01/2049	17,931,328	18,462,774
Pool BN4385, 3.50%, 03/01/2049	1,136,630	1,176,527
Pool BN5344, 3.50%, 03/01/2049	2,069,948	2,133,485
Pool BN6226, 3.50%, 03/01/2049	228,919	235,372
Pool BN6235, 3.50%, 04/01/2049	312,415	323,627
Pool BN6245, 3.50%, 04/01/2049	292,190	300,449
Pool BN6283, 3.50%, 04/01/2049	1,042,817	1,072,347
Pool BN6567, 3.50%, 04/01/2049	2,800,261	2,883,746
Pool CA3399, 3.50%, 04/01/2049	2,976,790	3,064,500
Pool BN6299, 3.50%, 05/01/2049	1,541,428	1,585,065
Pool BN6619, 3.50%, 05/01/2049	2,559,204	2,633,260
Pool BN8886, 3.50%, 05/01/2049	5,522,812	5,678,142
Pool CA3556, 3.50%, 05/01/2049	3,385,890	3,484,400
Pool BN6735, 3.50%, 06/01/2049	2,534,368	2,607,167
Pool BN8911, 3.50%, 06/01/2049	3,608,662	3,710,156
Pool BN8922, 3.50%, 06/01/2049	2,213,823	2,276,084
Pool BN8930, 3.50%, 06/01/2049	3,315,802	3,408,444
Pool CA3738, 3.50%, 06/01/2049	2,878,198	2,976,388
Pool BO1273, 3.50%, 07/01/2049	4,983,591	5,122,831
Pool BO1284, 3.50%, 07/01/2049	4,341,806	4,497,623
Pool BO1315, 3.50%, 07/01/2049	2,758,063	2,834,612
Pool BO1795, 3.50%, 07/01/2049	1,994,239	2,050,784
Pool CA3874, 3.50%, 07/01/2049	3,484,758	3,583,565
Pool BO1319, 3.50%, 08/01/2049	2,969,037	3,051,442
Pool BO1358, 3.50%, 08/01/2049	2,315,106	2,379,361
Pool BO2963, 3.50%, 09/01/2049	3,697,502	3,800,125
Pool AH0540, 4.00%, 12/01/2040	27,369	28,413
Pool AH2979, 4.00%, 01/01/2041	79,596	83,731
Pool AH5643, 4.00%, 01/01/2041	143,537	153,419
Pool AH5671, 4.00%, 02/01/2041	193,814	206,759
Pool AH8877, 4.00%, 04/01/2041	145,968	156,010
Pool AI9871, 4.00%, 09/01/2041	81,607	87,056
Pool AJ4024, 4.00%, 10/01/2041	118,038	126,161
Pool AU9998, 4.00%, 09/01/2043	116,332	124,346
Pool AS0716, 4.00%, 10/01/2043	924,848	986,858
Pool AU6721, 4.00%, 10/01/2043	212,028	226,599
Pool AV0191, 4.00%, 10/01/2043	60,029	62,312
Pool AV0214, 4.00%, 10/01/2043	119,303	124,839
Pool AS0929, 4.00%, 11/01/2043	424,386	449,305
Pool AU6999, 4.00%, 11/01/2043	1,024,893	1,098,636
Pool AU7007, 4.00%, 11/01/2043	232,628	247,349
Pool AS1368, 4.00%, 12/01/2043	113,573	120,128
Pool AV0670, 4.00%, 12/01/2043	246,743	261,236
Pool AS1427, 4.00%, 01/01/2044	176,007	185,611
Pool AV6342, 4.00%, 01/01/2044	163,277	171,390
Pool AS1671, 4.00%, 02/01/2044	89,662	95,358
Pool AV5020, 4.00%, 02/01/2044	367,113	389,675
Pool AS1877, 4.00%, 03/01/2044	55,202	58,014
Pool AV7087, 4.00%, 03/01/2044	462,076	492,552
Pool AW0985, 4.00%, 05/01/2044	138,979	147,264
Pool AW3597, 4.00%, 06/01/2044	292,750	309,489
Pool AW5358, 4.00%, 06/01/2044	75,945	79,756
Pool AS2826, 4.00%, 07/01/2044	168,344	179,133
Pool AW8968, 4.00%, 07/01/2044	114,608	120,815
Pool AS3009, 4.00%, 08/01/2044	310,125	326,508
Pool AS3493, 4.00%, 10/01/2044	566,628	599,064
Pool AX0902, 4.00%, 10/01/2044	132,963	140,637
Pool AX3165, 4.00%, 10/01/2044	37,933	39,378
Pool AS3951, 4.00%, 11/01/2044	70,902	73,601
Pool AX4856, 4.00%, 12/01/2044	122,683	130,413
Pool AX7550, 4.00%, 12/01/2044	194,932	202,330
Pool AY5025, 4.00%, 03/01/2045	954,583	1,001,506
Pool TBA, 4.00%, 04/15/2045	1,269,908	1,326,342
Pool AY8277, 4.00%, 05/01/2045	148,690	155,999
Pool AZ5697, 4.00%, 08/01/2045	241,587	253,350
Pool AZ9195, 4.00%, 09/01/2045	168,310	176,452

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool BE7194, 4.00%, 03/01/2047	$2,320,549	$2,414,235
Pool BE7216, 4.00%, 04/01/2047	1,908,859	1,996,396
Pool BH1143, 4.00%, 04/01/2047	1,405,258	1,469,723
Pool BD2419, 4.00%, 05/01/2047	2,290,894	2,402,033
Pool BH1167, 4.00%, 05/01/2047	1,300,288	1,359,818
Pool BE3689, 4.00%, 06/01/2047	4,587,998	4,808,443
Pool BH5309, 4.00%, 06/01/2047	3,560,254	3,723,561
Pool CA2094, 4.00%, 06/13/2047	5,807,266	6,060,130
Pool BE3762, 4.00%, 07/01/2047	3,161,465	3,316,717
Pool BH5335, 4.00%, 07/01/2047	816,391	851,464
Pool BH5361, 4.00%, 08/01/2047	1,628,823	1,701,331
Pool BH5395, 4.00%, 09/01/2047	1,730,364	1,813,348
Pool CA2532, 4.00%, 09/01/2047	2,921,448	3,043,785
Pool BH4060, 4.00%, 10/01/2047	1,413,866	1,481,060
Pool BH9379, 4.00%, 10/01/2047	832,396	872,071
Pool BH5748, 4.00%, 11/01/2047	1,507,676	1,577,081
Pool BJ4571, 4.00%, 01/01/2048	951,342	996,637
Pool BK1957, 4.00%, 03/01/2048	1,279,449	1,336,714
Pool BK1968, 4.00%, 03/01/2048	4,359,795	4,543,435
Pool BK1969, 4.00%, 03/01/2048	1,623,077	1,695,011
Pool BK2557, 4.00%, 03/01/2048	2,131,072	2,246,582
Pool BK2008, 4.00%, 04/01/2048	1,783,732	1,858,540
Pool BJ2752, 4.00%, 05/01/2048	3,639,229	3,799,081
Pool BJ9235, 4.00%, 06/01/2048	7,387,578	7,714,749
Pool BK5289, 4.00%, 06/01/2048	2,492,209	2,595,839
Pool CA1934, 4.00%, 06/01/2048	9,167,772	9,568,834
Pool BK0898, 4.00%, 07/01/2048	2,312,568	2,435,505
Pool BK8813, 4.00%, 07/01/2048	2,298,208	2,389,518
Pool BK4747, 4.00%, 08/01/2048	1,480,998	1,544,464
Pool BK8829, 4.00%, 08/01/2048	1,664,933	1,744,145
Pool BH0713, 4.00%, 09/01/2048	1,693,212	1,766,056
Pool BK4815, 4.00%, 09/01/2048	2,202,899	2,296,321
Pool BK8895, 4.00%, 09/01/2048	1,628,213	1,695,012
Pool CA2315, 4.00%, 09/01/2048	5,352,514	5,578,113
Pool BK7669, 4.00%, 10/01/2048	2,527,890	2,635,407
Pool BK7934, 4.00%, 11/01/2048	4,503,998	4,691,963
Pool BH0723, 4.00%, 12/01/2048	1,144,901	1,193,219
Pool BN0321, 4.00%, 12/01/2048	1,328,318	1,383,829
Pool BN3958, 4.00%, 12/01/2048	2,018,724	2,102,195
Pool CA2994, 4.00%, 01/01/2049	2,441,185	2,552,939
Pool BN4338, 4.00%, 02/01/2049	1,248,217	1,298,080
Pool BN4347, 4.00%, 02/01/2049	1,060,127	1,102,758
Pool BN5288, 4.00%, 02/01/2049	4,004,768	4,159,504
Pool CA3143, 4.00%, 02/01/2049	1,546,023	1,618,866
Pool BN4373, 4.00%, 03/01/2049	2,043,154	2,125,316
Pool BN4386, 4.00%, 03/01/2049	942,382	980,163
Pool BN5350, 4.00%, 03/01/2049	2,203,549	2,299,037
Pool BN6227, 4.00%, 03/01/2049	1,552,288	1,614,521
Pool CA3270, 4.00%, 03/01/2049	3,562,772	3,711,394
Pool BN6236, 4.00%, 04/01/2049	461,727	482,713
Pool BN6247, 4.00%, 04/01/2049	1,126,371	1,171,392
Pool BN6285, 4.00%, 04/01/2049	1,275,025	1,326,297
Pool BN6563, 4.00%, 04/01/2049	702,935	732,117
Pool BN6301, 4.00%, 05/01/2049	2,204,625	2,292,475
Pool BN8894, 4.00%, 05/01/2049	2,683,670	2,802,385
Pool BN8913, 4.00%, 06/01/2049	1,472,057	1,538,970
Pool BN8923, 4.00%, 06/01/2049	1,791,010	1,862,163
Pool BN8931, 4.00%, 06/01/2049	1,513,527	1,585,460
Pool BO1274, 4.00%, 07/01/2049	3,254,278	3,383,166
Pool BO1285, 4.00%, 07/01/2049	1,949,194	2,041,833
Pool BO1316, 4.00%, 07/01/2049	709,932	737,963
Pool BO1326, 4.00%, 08/01/2049	2,156,597	2,251,997
Pool BO2971, 4.00%, 09/01/2049	1,092,544	1,140,875
Pool AC4095, 4.50%, 09/01/2039	9,208	9,687
Pool AH6769, 4.50%, 03/01/2041	272,046	294,711
Pool AI3491, 4.50%, 06/01/2041	220,104	237,992
Pool AI5362, 4.50%, 06/01/2041	293,419	312,814
Pool AI6155, 4.50%, 07/01/2041	546,510	590,435
Pool AI8167, 4.50%, 08/01/2041	383,589	415,598
Pool BH1145, 4.50%, 04/01/2047	673,668	709,774
Pool BK2031, 4.50%, 04/01/2048	1,490,711	1,584,742
Pool BK5278, 4.50%, 05/01/2048	3,000,833	3,167,066
Pool BK5299, 4.50%, 06/01/2048	1,751,956	1,846,317

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool BK8815, 4.50%, 07/01/2048	$3,133,239	$3,321,436
Pool BK8869, 4.50%, 09/01/2048	2,280,792	2,435,628
Pool BK8905, 4.50%, 09/01/2048	926,023	988,886
Pool BN0889, 4.50%, 11/01/2048	1,611,387	1,708,176
Pool BN0323, 4.50%, 12/01/2048	805,952	849,820
Pool BN0928, 4.50%, 12/01/2048	1,373,763	1,456,282
Pool BN4308, 4.50%, 12/01/2048	1,552,684	1,637,699
Pool CA2842, 4.50%, 12/01/2048	2,245,467	2,372,372
Pool BN5289, 4.50%, 01/01/2049	698,605	737,352
Pool BN4339, 4.50%, 02/01/2049	1,066,914	1,134,143
Pool BN4384, 4.50%, 03/01/2049	1,689,151	1,781,003
Pool BN6238, 4.50%, 04/01/2049	821,359	865,911
Pool BN6277, 4.50%, 04/01/2049	835,582	880,790
Pool BN6302, 4.50%, 05/01/2049	129,493	136,499
Pool BN8924, 4.50%, 06/01/2049	1,121,691	1,182,225
Pool BN8932, 4.50%, 06/01/2049	705,822	747,396
Pool BO1320, 4.50%, 08/01/2049	935,971	991,101
Pool 890230, 5.00%, 07/01/2040	5,054,786	5,567,858
Pool AD8500, 5.00%, 08/01/2040	523,252	570,910
Pool AH6772, 5.00%, 03/01/2041	121,007	129,178
Pool AH8879, 5.00%, 04/01/2041	337,462	360,249
Pool AI3492, 5.00%, 06/01/2041	269,054	287,216
Pool AI6154, 5.00%, 07/01/2041	123,065	131,375
Pool BK5300, 5.00%, 05/01/2048	1,115,583	1,192,300
Pool BK8817, 5.00%, 07/01/2048	1,431,808	1,538,974
Pool BK8870, 5.00%, 09/01/2048	1,108,250	1,195,258
Pool BN6239, 5.00%, 04/01/2049	476,342	511,416
Pool 890246, 5.50%, 11/01/2038	1,665,847	1,873,442
Pool 890247, 6.00%, 09/01/2038	2,692,536	3,078,477
Pool 886136, 6.50%, 07/01/2036	174,345	193,164
Pool 900106, 6.50%, 08/01/2036	61,707	68,368
Pool 900649, 6.50%, 09/01/2036	110,378	122,293
Pool 947771, 6.50%, 09/01/2037	89,723	102,088
		571,723,078

FRESB Multifamily - 0.09%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	1,269,171	1,298,199
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	685,795	724,025
		2,022,224

GNMA Multifamily - 22.15%
Pool 2013-73 A, 0.98%, 12/16/2035	590,088	578,548
Pool 2013-45 A, 1.45%, 10/16/2040	477,209	469,667
Pool 2013-61 A, 1.45%, 01/16/2043	361,146	353,763
Pool 2013-30 A, 1.50%, 05/16/2042	954,103	928,023
Pool 2013-85 A, 1.55%, 09/16/2046	1,403,876	1,346,085
Pool 2013-7 AC, 1.60%, 03/16/2047	1,390,548	1,343,594
Pool 2012-27 A, 1.61%, 07/16/2039	650,880	643,014
Pool 2012-139 AB, 1.67%, 02/16/2053	313,959	295,831
Pool 2013-118 AC, 1.70%, 06/16/2036	1,770,622	1,758,128
Pool 2013-50 AB, 1.73%, 05/16/2045	1,252,878	1,211,734
Pool 2014-103, 1.74%, 06/16/2053	1,102,516	1,093,439
Pool 2012-144 AD, 1.77%, 01/16/2053	460,271	450,667
Pool 2012-99 AE, 1.80%, 02/16/2048	1,206,726	1,159,158
Pool 2013-12 AB, 1.83%, 11/16/2052	225,245	218,759
Pool 2013-72 AC, 1.88%, 05/16/2046	1,849,960	1,789,081
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,453,424	1,413,735
Pool 2014-168 A, 1.90%, 06/16/2041	384,640	380,759
Pool 2012-150 AB, 1.90%, 08/16/2044	155,480	151,377
Pool 2012-120 A, 1.90%, 02/16/2053	1,885,320	1,814,372
Pool 2013-176 AB, 2.00%, 11/16/2038	96,552	96,231
Pool 2013-107 A, 2.00%, 05/16/2040	85,098	84,324
Pool 2013-92 AB, 2.00%, 02/16/2043	830,085	822,122
Pool 2013-143 A, 2.00%, 04/16/2043	101,586	101,201
Pool 2013-128 AB, 2.00%, 10/16/2051	2,440,842	2,375,143
Pool 2011-143, 2.00%, 10/16/2057	4,175,262	4,054,110
Pool 2012-72 AB, 2.03%, 02/16/2046	140,071	139,091
Pool 2012-112 AD, 2.09%, 02/16/2053	219,132	216,657
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	479,308	460,386
Pool 2012-2 AB, 2.11%, 03/16/2037	213,020	212,019
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	227,043	223,210
Pool AA8478, 2.15%, 05/15/2035	316,336	314,144

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool AA8479, 2.15%, 11/15/2035	$660,062	$655,485
Pool 2014-67 A, 2.15%, 05/16/2039	832,776	834,075
Pool 2012-70 AB, 2.18%, 08/16/2052	406,281	395,385
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,042,816
Pool 2013-94 AB, 2.20%, 03/16/2054	373,259	377,039
Pool 2016-152, 2.20%, 08/15/2058	2,420,595	2,369,138
Pool 2014-75 A, 2.21%, 06/16/2047	567,617	566,647
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	298,123
Pool AC5324, 2.23%, 09/15/2032	2,251,752	2,241,410
Pool 2016-40, 2.25%, 03/16/2050	8,143,702	8,083,472
Pool 2012-111 AB, 2.25%, 09/16/2052	1,445,485	1,440,886
Pool 2016-175, 2.25%, 09/16/2058	4,645,928	4,560,341
Pool 2014-130 CA, 2.30%, 11/16/2042	146,958	146,686
Pool 2017-20, 2.30%, 09/16/2057	2,306,031	2,274,147
Pool 2016-125, 2.30%, 12/16/2057	1,189,020	1,171,472
Pool 2017-003, 2.30%, 09/16/2058	4,972,978	4,893,341
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	503,473
Pool 2015-125 AB, 2.35%, 04/16/2047	5,135,682	5,196,545
Pool 2016-26, 2.35%, 11/16/2056	309,772	309,168
Pool 2016-87, 2.35%, 03/16/2058	945,160	934,566
Pool 2016-14 DA, 2.40%, 05/16/2046	4,819,179	4,826,877
Pool 2016-40, 2.40%, 06/16/2049	3,272,156	3,256,381
Pool 2018-16, 2.40%, 03/16/2050	6,886,669	6,892,295
Pool 2017-30, 2.40%, 03/16/2051	4,580,871	4,559,301
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	145,509	145,439
Pool 2017-50, 2.40%, 01/16/2057	5,293,011	5,247,335
Pool 2017-16, 2.40%, 01/16/2058	2,014,977	1,999,022
Pool 2017-29, 2.40%, 01/16/2058	6,262,674	6,219,818
Pool 2016-113, 2.40%, 02/16/2058	1,697,628	1,673,530
Pool 2018-26, 2.40%, 02/16/2058	5,523,318	5,520,968
Pool 2017-49, 2.40%, 05/16/2058	3,478,550	3,453,805
Pool 2017-41, 2.40%, 07/16/2058	2,468,356	2,454,345
Pool 2017-7, 2.41%, 12/16/2058 (c)	4,156,569	4,173,870
Pool 778465, 2.45%, 09/15/2047	1,606,541	1,608,549
Pool 2017-169, 2.45%, 03/16/2050	5,222,406	5,249,625
Pool AC9553, 2.47%, 02/15/2048	8,823,613	8,845,826
Pool 2014-172, 2.50%, 09/16/2041	991,499	997,689
Pool 2017-169, 2.50%, 10/01/2047	243,325	242,766
Pool AE4484, 2.50%, 06/15/2048	3,740,983	3,757,711
Pool 2018-47, 2.50%, 01/16/2049	1,166,707	1,177,820
Pool 2017-111, 2.50%, 06/16/2051	383,201	385,909
Pool 2015-114 AD, 2.50%, 11/15/2051	2,783,276	2,791,789
Pool 2017-9, 2.50%, 09/16/2056	2,017,919	2,003,036
Pool 2017-157, 2.50%, 10/16/2056	2,371,302	2,370,709
Pool 2017-28, 2.50%, 02/16/2057	5,221,234	5,182,621
Pool 2016-36 A, 2.50%, 03/16/2057	932,077	927,148
Pool 2017-72, 2.50%, 04/16/2057	1,106,537	1,098,543
Pool 2016-71, 2.50%, 10/16/2057	3,319,333	3,321,225
Pool 2017-46, 2.50%, 11/16/2057	4,995,143	4,958,436
Pool 2017-64, 2.50%, 11/16/2057	1,196,193	1,187,242
Pool 2017-22, 2.50%, 12/16/2057	9,417,055	9,404,156
Pool 2018-30, 2.50%, 02/16/2058	4,363,119	4,374,465
Pool 2017-47, 2.50%, 08/16/2058	2,525,713	2,521,255
Pool 2017-81, 2.50%, 09/16/2058	1,455,269	1,452,091
Pool 2017-97, 2.50%, 09/16/2058	488,790	486,193
Pool 2018-3, 2.50%, 10/16/2058	6,663,786	6,677,366
Pool 2017-154, 2.50%, 12/16/2058	2,929,229	2,922,870
Pool 2017-127, 2.50%, 02/16/2059	1,449,136	1,445,727
Pool 2017-143, 2.50%, 02/16/2059	2,687,421	2,667,609
Pool 2018-75, 2.50%, 04/16/2059	1,973,742	1,980,733
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,470,054	3,458,369
Pool 2018-2, 2.50%, 07/16/2059	1,001,489	1,002,966
Pool 2019-107, 2.50%, 02/16/2061	1,000,000	1,014,976
Pool 2011-161 B, 2.53%, 07/16/2038	328,327	327,052
Pool 2016-64, 2.55%, 12/16/2057	2,294,140	2,323,572
Pool 2017-106, 2.60%, 04/16/2051	836,011	840,624
Pool 2015-101 AE, 2.60%, 03/16/2052	1,499,246	1,505,722
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,446,138	5,473,507
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,398,799	6,415,390
Pool 2018-69, 2.60%, 03/16/2056	4,909,645	4,937,442
Pool 2018-74 AG, 2.60%, 03/16/2056	3,914,905	3,936,495
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,343,037	1,345,561
Pool 2016-24, 2.60%, 12/16/2056	849,569	854,241

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 2016-41, 2.60%, 06/16/2057	$445,633	$447,516
Pool 2017-90, 2.60%, 07/16/2057	881,883	887,398
Pool 2017-62, 2.60%, 11/16/2057	1,440,739	1,450,542
Pool 2017-92, 2.60%, 06/16/2058	3,275,659	3,296,139
Pool 2018-16, 2.60%, 06/16/2058	4,140,268	4,165,333
Pool 2018-85, 2.60%, 06/16/2058	982,439	987,893
Pool 2017-74, 2.60%, 09/16/2058	7,605,217	7,643,393
Pool 2018-28, 2.60%, 09/16/2058	4,894,968	4,925,167
Pool 2017-108, 2.60%, 10/16/2058	1,126,445	1,131,645
Pool 2017-135, 2.60%, 10/16/2058	3,786,609	3,805,459
Pool 2017-70, 2.60%, 10/16/2058	581,904	584,490
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,436,849	2,445,941
Pool 2017-124, 2.60%, 12/16/2058	2,229,469	2,240,471
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,049,064	2,049,393
Pool 2018-9, 2.60%, 12/16/2058	1,955,818	1,968,743
Pool 2017-105, 2.60%, 01/16/2059	976,843	981,151
Pool 2017-143, 2.60%, 01/16/2059	2,070,556	2,079,225
Pool 2017-94, 2.60%, 02/16/2059	585,638	588,202
Pool 2017-169, 2.60%, 04/16/2059 (c)	7,328,647	7,358,471
Pool 2017-185, 2.60%, 04/16/2059 (c)	389,694	389,107
Pool 2017-126, 2.60%, 05/16/2059	220,449	221,430
Pool 2017-152, 2.60%, 05/16/2059	982,690	984,373
Pool 2017-61, 2.60%, 05/16/2059	1,890,598	1,899,116
Pool 2018-41 AD, 2.60%, 06/16/2059	2,559,508	2,577,567
Pool 2018-35, 2.60%, 09/16/2059	4,829,456	4,859,690
Pool 2019-88, 2.60%, 12/16/2059	1,828,409	1,840,465
Pool 2017-190, 2.60%, 03/16/2060	3,096,764	3,109,706
Pool 591746, 2.63%, 06/15/2048	777,735	785,287
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	235,255	237,286
Pool 2015-86 AC, 2.65%, 03/16/2050	3,732,790	3,762,899
Pool 2015-171 EA, 2.65%, 12/16/2052	87,307	87,839
Pool 2014-164 AN, 2.65%, 03/16/2055 (c)	2,007,738	2,049,510
Pool 2016-178, 2.65%, 08/16/2058	8,390,731	8,457,655
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,195,569	1,212,712
Pool 2018-25, 2.70%, 02/16/2058	9,793,616	9,896,887
Pool 2018-60, 2.70%, 12/16/2058	2,019,384	2,042,070
Pool 2017-159, 2.70%, 01/16/2059	1,460,946	1,476,332
Pool 2018-43, 2.70%, 10/16/2059	1,967,611	1,981,534
Pool AA1574, 2.73%, 07/15/2032	1,900,234	1,919,347
Pool AC3668, 2.73%, 04/15/2043	5,958,262	6,040,415
Pool 2018-132 AH, 2.75%, 06/16/2046	264,991	266,457
Pool 2019-47, 2.75%, 08/16/2049	1,332,524	1,345,313
Pool 2018-62, 2.75%, 05/16/2051	3,701,909	3,742,928
Pool 2015-108 A, 2.75%, 01/16/2056	538,019	545,224
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,893,649	2,926,631
Pool 2017-54, 2.75%, 09/16/2057	1,188,993	1,206,646
Pool 2019-81 AC, 2.75%, 08/16/2060	349,362	354,103
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,228,840	3,276,157
Pool 2014-89 AB, 2.80%, 05/16/2054	906,881	919,092
Pool 2014-186 AH, 2.80%, 08/16/2054	710,840	721,214
Pool 2015-140 AC, 2.80%, 11/16/2056	2,438,752	2,474,219
Pool 2015-150 AE, 2.80%, 01/16/2057	1,046,876	1,061,700
Pool 2018-56, 2.80%, 04/16/2058	5,631,628	5,704,121
Pool 2019-50, 2.80%, 06/16/2059	2,888,458	2,922,221
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	160,901	163,676
Pool 2018-82, 2.85%, 12/16/2051	2,943,878	2,989,921
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	477,891	486,777
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,653,665	1,685,102
Pool 2019-53 AE, 2.90%, 03/16/2048	2,983,818	3,035,077
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	4,851,964	4,960,197
Pool AV9479, 2.90%, 10/15/2051	8,242,323	8,377,292
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	547,181
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,157,874	2,205,271
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,031,763	1,054,605
Pool 2018-110, 2.90%, 09/16/2059	493,886	503,283
Pool 2017-40, 2.93%, 05/16/2050 (c)	911,544	948,583
Pool 2019-94 AG, 2.95%, 07/16/2060	2,323,531	2,374,079
Pool AD6658, 2.97%, 01/15/2036	1,310,855	1,340,404
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,040,851
Pool 2018-73, 3.00%, 04/16/2049	517,993	527,183
Pool 2018-96, 3.00%, 09/16/2049	1,102,354	1,123,501
Pool 2018-62, 3.00%, 05/16/2050	541,635	552,368
Pool 2018-98, 3.00%, 10/16/2050	514,823	525,594

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 2019-53, 3.00%, 06/16/2051	$970,372	$992,880
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,579,033
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	413,156
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	784,660
Pool 2018-88, 3.00%, 02/16/2058	2,310,358	2,364,149
Pool 2018-43, 3.00%, 12/16/2058	490,750	500,458
Pool 2019-63, 3.00%, 02/16/2060	1,073,471	1,101,927
Pool 2019-47, 3.00%, 05/16/2060	1,146,083	1,175,563
Pool 2019-66, 3.00%, 05/16/2060	99,750	101,969
Pool 2019-75 AC, 3.00%, 05/16/2060	2,794,351	2,855,551
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	517,410
Pool 2015-19 AF, 3.06%, 01/16/2057 (c)	992,473	1,026,077
Pool AS2544, 3.10%, 04/15/2042	798,911	838,306
Pool AK8205, 3.10%, 09/15/2055	9,249,862	9,668,946
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,439,065	2,500,695
Pool 2019-39, 3.10%, 05/16/2059	498,652	506,465
Pool 2019-64, 3.10%, 01/16/2060	2,264,353	2,338,666
Pool 2019-19, 3.15%, 04/16/2050	173,666	177,547
Pool 2018-136 AE, 3.15%, 09/16/2058	6,885,236	7,083,354
Pool 2019-32, 3.15%, 12/16/2059	3,734,969	3,816,248
Pool 2018-99, 3.20%, 01/16/2052	541,358	556,049
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,065,447
Pool 2018-114, 3.20%, 08/16/2058	715,930	734,382
Pool AK7840, 3.25%, 03/15/2050	932,073	978,020
Pool GNR 2019-7, 3.25%, 01/16/2052	446,282	457,486
Pool GNR 2019-26, 3.25%, 01/16/2060	2,987,641	3,076,518
Pool GNR 2019-8, 3.25%, 01/16/2060	347,911	358,586
Pool 2019-37, 3.25%, 02/16/2060	5,476,487	5,638,393
Pool 2014-155 DC, 3.34%, 06/16/2047 (c)	900,000	959,430
Pool AI1113, 3.37%, 01/15/2050	371,663	391,939
Pool AT8470, 3.40%, 10/15/2051	1,842,967	1,973,064
Pool AN9543, 3.45%, 11/15/2050	1,666,569	1,777,303
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,071,135
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,613,995	2,731,377
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	540,732
Pool AD8950, 3.51%, 09/15/2048	2,064,126	2,158,871
Pool AM0526, 3.51%, 05/15/2050	1,083,675	1,153,966
Pool AH5339, 3.55%, 12/15/2050	1,274,537	1,366,433
Pool AC6851, 3.62%, 08/15/2048	910,294	951,276
Pool AC6853, 3.62%, 08/15/2048	910,294	951,276
Pool 661707, 3.75%, 12/15/2054	862,534	917,377
Pool AG7484, 3.83%, 03/15/2049	460,944	485,796
Pool AO6152, 3.94%, 01/15/2045	1,952,443	2,102,781
Pool AH7386, 4.00%, 11/15/2053	1,904,152	2,032,206
Pool 768250, 4.01%, 08/15/2052	2,390,236	2,468,666
Pool 749575, 4.25%, 11/15/2046	1,904,517	1,954,510
Pool 758139, 4.25%, 02/15/2053	184,158	191,295
Pool AH1338, 4.61%, 06/15/2055	481,209	514,453
Pool 712102, 5.15%, 11/15/2032	418,909	420,654
Pool 734980, 5.25%, 11/15/2051	193,586	198,668
Pool 699710, 5.43%, 07/15/2044	351,822	351,337
Pool 637911, 6.00%, 07/15/2035	343,821	344,120
Pool 636413, 6.25%, 04/15/2036	603,525	604,053
Pool 643896, 6.50%, 06/15/2049	1,251,251	1,249,085
		483,535,113

GNMA Single Family - 1.96%
Pool AD1699, 3.00%, 02/15/2043	121,717	126,157
Pool AV5053, 3.00%, 10/20/2046	695,298	717,985
Pool AX5461, 3.00%, 12/20/2046	1,388,395	1,431,492
Pool AX5544, 3.00%, 01/20/2047	1,023,915	1,055,564
Pool 779354, 3.50%, 06/15/2042	15,486	16,151
Pool AX5545, 3.50%, 01/20/2047	1,604,375	1,689,110
Pool BC5351, 3.50%, 09/20/2047	1,688,026	1,777,323
Pool BD9036, 3.50%, 11/20/2047	3,775,684	3,975,124
Pool 737576, 4.00%, 11/15/2040	49,900	53,233
Pool 737712, 4.00%, 12/15/2040	207,123	220,398
Pool 757173, 4.00%, 12/20/2040	331,553	350,555
Pool 737837, 4.00%, 01/15/2041	525,739	555,221
Pool 759104, 4.00%, 01/15/2041	249,399	261,443
Pool 2759436, 4.00%, 01/20/2041	142,966	152,148
Pool 2759466, 4.00%, 01/20/2041	504,324	536,336
Pool 759191, 4.00%, 02/15/2041	392,786	414,790

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 2759301, 4.00%, 02/20/2041	$405,056	$430,489
Pool 2763042, 4.00%, 04/20/2041	95,964	101,465
Pool 738629, 4.00%, 08/15/2041	551,876	588,116
Pool 738630, 4.00%, 08/15/2041	369,114	394,046
Pool 770515, 4.00%, 08/15/2041	721,206	769,609
Pool 738735, 4.00%, 09/15/2041	234,076	249,479
Pool 738954, 4.00%, 11/15/2041	189,017	198,039
Pool 778766, 4.00%, 01/15/2042	611,073	650,503
Pool 778847, 4.00%, 02/15/2042	206,411	216,263
Pool AF3781, 4.00%, 09/15/2043	921,202	980,255
Pool AG8734, 4.00%, 12/15/2043	447,587	484,184
Pool BH0074, 4.00%, 06/20/2048	1,938,873	2,034,862
Pool BI3170, 4.00%, 07/20/2048	1,262,427	1,326,043
Pool BJ6735, 4.00%, 10/20/2048	1,329,681	1,388,803
Pool 717198, 4.50%, 06/15/2039	303,893	328,532
Pool 714594, 4.50%, 07/15/2039	148,200	158,369
Pool 720208, 4.50%, 07/15/2039	275,271	297,031
Pool 726402, 4.50%, 10/15/2039	35,010	37,196
Pool 728954, 4.50%, 12/15/2039	399,663	430,933
Pool 729017, 4.50%, 01/15/2040	390,039	421,707
Pool 737051, 4.50%, 03/15/2040	161,145	171,254
Pool 737222, 4.50%, 05/15/2040	205,677	219,145
Pool 698160, 4.50%, 07/15/2040	145,438	154,519
Pool 748456, 4.50%, 08/15/2040	282,394	300,455
Pool 738152, 4.50%, 04/15/2041	564,488	610,934
Pool 738267, 4.50%, 05/15/2041	305,065	325,948
Pool 763543, 4.50%, 05/15/2041	89,985	95,680
Pool 738397, 4.50%, 06/15/2041	807,949	879,844
Pool 770396, 4.50%, 06/15/2041	183,035	194,463
Pool 2783417, 4.50%, 08/20/2041	3,636,183	3,892,613
Pool BH0075, 4.50%, 06/20/2048	1,826,056	1,924,518
Pool BK9581, 4.50%, 02/20/2049	1,557,437	1,657,629
Pool 688624, 5.00%, 05/15/2038	137,437	146,534
Pool 411105, 5.00%, 01/15/2039	100,492	107,147
Pool 439079, 5.00%, 02/15/2039	209,186	230,568
Pool 646728, 5.00%, 03/15/2039	80,946	86,306
Pool 646750, 5.00%, 04/15/2039	132,019	140,760
Pool 646777, 5.00%, 05/15/2039	38,418	40,963
Pool 720288, 5.00%, 08/15/2039	96,959	103,377
Pool 722944, 5.00%, 08/15/2039	61,452	65,519
Pool 723006, 5.00%, 10/15/2039	286,390	305,346
Pool 726403, 5.00%, 10/15/2039	192,590	214,130
Pool 737055, 5.00%, 03/15/2040	205,561	219,167
Pool 658393, 5.00%, 06/15/2040	416,153	453,354
Pool 2783418, 5.00%, 06/20/2040	2,587,870	2,696,832
Pool 684677, 5.50%, 03/15/2038	114,481	123,213
Pool 684802, 5.50%, 04/15/2038	103,955	111,896
Pool 2688636, 5.50%, 05/20/2038	346,386	368,629
Pool 690974, 5.50%, 06/15/2038	44,173	47,543
Pool 693574, 5.50%, 07/15/2038	71,820	77,299
Pool 2409120, 5.50%, 07/20/2038	198,489	211,827
Pool 2700671, 5.50%, 10/20/2038	196,510	209,235
Pool 411116, 5.50%, 01/15/2039	160,937	173,266
Pool 2684988, 6.00%, 03/20/2038	99,141	107,790
Pool 688626, 6.00%, 05/15/2038	115,153	126,591
Pool 2693900, 6.00%, 07/20/2038	147,571	160,503
Pool 696513, 6.00%, 08/15/2038	37,684	41,445
Pool 2696843, 6.00%, 08/20/2038	140,550	152,884
Pool 699255, 6.00%, 09/15/2038	274,048	304,092
Pool 2698997, 6.00%, 09/20/2038	113,987	123,967
Pool 705999, 6.00%, 01/15/2039	94,435	103,860
Pool 2696844, 6.50%, 08/20/2038	174,250	196,804
Pool 2706408, 6.50%, 01/20/2039	42,910	43,381
Pool 530199, 7.00%, 03/20/2031	46,511	47,187
		42,787,371

HUD - 0.04%
Pool 0614, 5.51%, 08/01/2020	220,000	223,277
Pool 0620, 5.77%, 08/01/2026	649,000	659,423
		882,700

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Small Business Administration - 2.18%
Pool Gentleden, 1.20%, 04/10/2023 (c)	$118,727	$119,044
Pool American, 1.25%, 08/30/2022 (c)	659,069	681,070
Pool Cleburne, 1.25%, 08/30/2022 (c)	459,581	475,024
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	65,415	65,648
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	34,965	34,980
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	250,085	255,289
Pool 3046316007, 2.05%, 12/03/2032 (c)	203,606	201,558
Pool 507253, 2.75%, (Prime Rate by Country-2.750%), 05/25/2030	37,439	37,331
Pool 508901, 2.85%, (Prime Rate by Country-2.650%), 07/25/2020	2,951	2,940
Pool 508206, 2.85%, (Prime Rate by Country-2.650%), 09/25/2032	16,700	16,663
Pool 508298, 2.85%, (Prime Rate by Country-2.650%), 01/25/2033	211,248	210,753
Pool 508506, 2.88%, (Prime Rate by Country-2.625%), 06/25/2033	228,678	228,723
Pool Premie, 2.95%, 08/29/2038 (c)	668,332	742,768
Pool 508716, 3.07%, (Prime Rate by Country-2.430%), 06/25/2034	259,840	261,192
Pool 508890, 3.15%, 06/25/2020	20,318	20,318
Pool Animal, 3.19%, 06/04/2023 (c)	187,673	197,892
Pool 509347, 3.25%, (Prime Rate by Country-2.000%), 11/25/2022	144,607	143,429
Pool 509348, 3.25%, (Prime Rate by Country-2.000%), 02/25/2038	476,758	468,056
Pool Econolodge, 3.43%, 09/11/2037 (c)	785,310	884,734
Pool 509392, 3.50%, (Prime Rate by Country-2.000%), 07/25/2023	450,716	447,194
Pool 509409, 3.50%, (Prime Rate by Country-2.000%), 09/25/2023	543,921	543,034
Pool 509596, 3.50%, (Prime Rate by Country-2.000%), 11/25/2024	331,894	330,834
Pool 509670, 3.50%, (Prime Rate by Country-2.000%), 04/25/2025	453,089	452,625
Pool 509678, 3.50%, (Prime Rate by Country-2.000%), 05/25/2025	1,152,655	1,155,489
Pool 509748, 3.50%, (Prime Rate by Country-2.000%), 09/25/2025	2,039,731	2,040,199
Pool 509133, 3.50%, (Prime Rate by Country-2.000%), 09/25/2036	422,950	420,230
Pool 509350, 3.50%, (Prime Rate by Country-2.000%), 03/25/2038	332,088	326,013
Pool 509391, 3.50%, (Prime Rate by Country-2.000%), 06/25/2038	1,002,739	997,954
Pool 509417, 3.50%, (Prime Rate by Country-2.000%), 10/25/2038	330,792	325,782
Pool 509460, 3.50%, (Prime Rate by Country-2.000%), 01/25/2039	1,238,403	1,228,233
Pool 509491, 3.50%, (Prime Rate by Country-2.000%), 02/25/2039	2,028,478	1,994,398
Pool 509541, 3.50%, (Prime Rate by Country-2.000%), 08/25/2039	202,316	195,911
Pool 509573, 3.50%, (Prime Rate by Country-2.000%), 09/25/2039	2,302,803	2,288,302
Pool 509575, 3.50%, (Prime Rate by Country-2.000%), 10/25/2039	1,210,736	1,178,769
Pool 509661, 3.50%, (Prime Rate by Country-2.000%), 03/25/2040	1,981,793	1,965,996
Pool 509688, 3.50%, (Prime Rate by Country-2.000%), 08/25/2040	2,982,016	2,965,747
Pool 509735, 3.50%, (Prime Rate by Country-2.000%), 09/25/2040	2,376,906	2,345,641
Pool 509760, 3.50%, (Prime Rate by Country-2.000%), 11/25/2040	1,608,879	1,589,794
Pool 509977, 3.90%, (Prime Rate by Country-1.600%), 03/25/2042	284,537	291,335
Pool Schatz, 4.01%, 10/04/2023 (c)	17,281	18,858
Pool 510004, 4.25%, (Prime Rate by Country-1.250%), 05/25/2042	595,010	616,756
Pool 509793, 4.36%, (Prime Rate by Country-1.144%), 01/25/2041	1,594,389	1,646,872
Pool Knights Inn, 4.61%, 08/27/2035	631,881	717,249

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool Valeri, 4.68%, 11/15/2023 (c)	$38,713	$42,544
Pool 510051, 4.75%, (Prime Rate by Country-0.750%), 07/25/2042	402,621	428,042
Pool 509010, 4.83%, (Prime Rate by Country-0.675%), 01/25/2036	66,219	67,917
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	36,582	38,181
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	38,640	40,410
Pool 522124, 5.32%, (Prime Rate by Country-0.180%), 02/25/2040	495,268	522,171
Pool 510047, 5.33%, (Prime Rate by Country-0.171%), 09/25/2042	815,216	883,987
Pool 509900, 5.40%, (Prime Rate by Country-0.098%), 03/25/2042	3,415,994	3,689,677
Pool 522305, 5.68%, (Prime Rate by Country+0.182%), 11/25/2028	336,448	356,967
Pool 509967, 5.90%, (Prime Rate by Country+0.402%), 03/25/2032	253,244	273,143
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	64,335	66,029
Pool 522053, 6.08%, (Prime Rate by Country+0.577%), 05/25/2026	146,248	153,169
Pool 521984, 6.08%, (Prime Rate by Country+0.578%), 10/25/2038	183,852	198,119
Pool 522440, 6.09%, (Prime Rate by Country+0.575%), 07/25/2029	544,097	587,906
Pool 509647, 6.11%, (Prime Rate by Country+0.605%), 12/25/2026	194,247	203,837
Pool 522194, 6.12%, (Prime Rate by Country+0.624%), 09/25/2040	183,642	201,596
Pool 521967, 6.18%, (Prime Rate by Country+0.680%), 06/25/2038	994,527	1,065,357
Pool 521884, 6.27%, (Prime Rate by Country+0.772%), 08/25/2037	192,929	205,803
Pool 522423, 6.28%, (Prime Rate by Country+0.785%), 12/25/2028	600,958	650,685
Pool 521919, 6.28%, (Prime Rate by Country+0.807%), 12/25/2037	123,777	133,326
Pool 522371, 6.30%, (Prime Rate by Country+0.789%), 10/25/2029	165,457	179,946
Pool 522125, 6.33%, (Prime Rate by Country+0.842%), 10/25/2026	166,595	176,647
Pool 510056, 6.33%, (Prime Rate by Country+0.829%), 08/25/2042	237,365	267,540
Pool 522158, 6.38%, (Prime Rate by Country+0.879%), 01/25/2027	687,289	730,854
Pool 521860, 6.41%, (Prime Rate by Country+0.913%), 03/25/2037	257,206	273,738
Pool 522268, 6.42%, (Prime Rate by Country+0.916%), 01/25/2029	1,398,474	1,507,704
Pool 522328, 6.42%, (Prime Rate by Country+0.917%), 05/25/2029	59,726	64,897
Pool 521970, 6.42%, (Prime Rate by Country+0.913%), 07/25/2038	390,269	426,234
Pool 522029, 6.42%, (Prime Rate by Country+0.947%), 02/25/2039	32,438	35,120
Pool 522020, 6.45%, (Prime Rate by Country+0.948%), 02/25/2026	159,749	167,599
Pool 522317, 6.46%, (Prime Rate by Country+0.963%), 03/25/2029	672,332	730,488
Pool 522387, 6.47%, (Prime Rate by Country+0.967%), 01/25/2030	285,752	313,259
Pool 522156, 6.51%, (Prime Rate by Country+0.983%), 05/25/2040	514,860	561,715
Pool 522282, 6.63%, (Prime Rate by Country+1.136%), 09/25/2028	231,306	250,812
Pool 522327, 6.69%, (Prime Rate by Country+1.192%), 05/25/2029	906,958	987,255
Pool 522150, 6.71%, (Prime Rate by Country+1.205%), 02/25/2026	53,502	57,105
		47,670,406

Small Business Administration Participation Certificates - 0.04%
Pool 2012-10C, 1.24%, 05/01/2022	95,047	94,816
Pool 2016-20L, 2.81%, 12/01/2036	409,314	431,083
Pool 2010-20E, 4.11%, 05/01/2030	154,503	167,809

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Pool 2008-20C, 5.49%, 03/01/2028	$10,176	$11,155
Pool 2008-20E, 5.49%, 05/01/2028	31,948	34,567
		739,430

Small Business Investment Company - 0.02%
Pool 2013-10A, 2.35%, 03/10/2023	471,125	476,597

USDA Loan - 0.76%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	567,399	596,144
Pool Ryze, 7.00%, 06/25/2038	13,988,205	15,980,126
		16,576,270
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,588,433,629)		1,623,382,799

MUNICIPAL BONDS - 15.65%
Arkansas - 0.03%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	120,048

Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	450,000	455,144
		575,192

California - 1.47%
Alameda County
4.00%, 08/01/2023	2,545,000	2,757,304

California State Housing Finance Agency
2.30%, 08/01/2020	805,000	807,351
2.79%, 08/01/2036	3,840,000	3,861,542

Los Angeles
2.50%, 09/01/2022	3,945,000	4,037,984

Los Angeles California
3.69%, 09/01/2029	555,000	623,037

Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	1,000,000
2.13%, 09/01/2020	400,000	400,632
2.50%, 09/01/2021	415,000	420,470
2.75%, 09/01/2022	500,000	513,055
3.50%, 09/01/2027	250,000	270,667
3.75%, 09/01/2031	605,000	652,589

Oakland
2.00%, 01/15/2021	615,000	615,843
3.00%, 01/15/2025	2,960,000	3,121,616

Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	775,861

San Francisco City & County
2.53%, 06/15/2020	185,000	185,943
2.55%, 06/15/2021	380,000	385,852
2.62%, 06/15/2022	200,000	205,332

San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,553,540

San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	176,318

San Francisco City & County Redevelopment Agency
2.38%, 08/01/2022	2,500,000	2,542,500
2.53%, 08/01/2020	1,480,000	1,486,246
3.13%, 08/01/2024	1,850,000	1,957,004
3.63%, 08/01/2026	575,000	634,432

San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,000,770
2.15%, 11/01/2021	500,000	503,915
2.40%, 11/01/2022	500,000	509,905

Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,093,608
		32,093,316

Colorado - 0.23%
Colorado State Educational & Cultural Facilities Authority
2.12%, 02/01/2020	740,000	740,266
2.38%, 02/01/2021	100,000	100,718

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Colorado State Housing & Finance Authority
2.65%, 11/01/2019	$280,000	$280,280
3.00%, 08/01/2047	513,237	516,158
3.15%, 11/01/2022	340,000	352,090
3.40%, 11/01/2045	705,562	717,902
3.85%, 07/01/2057	2,194,902	2,382,413
		5,089,827

Delaware - 0.59%
Delaware State Housing Authority
2.65%, 11/01/2041	4,445,000	4,459,357
3.48%, 07/01/2048	8,321,764	8,461,237
		12,920,594

District of Columbia - 0.20%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	3,016,341	3,057,755
3.88%, 06/15/2045	1,201,899	1,234,831
		4,292,586

Florida - 0.43%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,495,590	2,489,925
2.80%, 07/01/2041	620,159	624,029
2.80%, 07/01/2041	258,210	259,821
3.13%, 07/01/2037	5,151,249	5,226,715

Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	844,468	847,475
		9,447,965
Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	403,482

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	311,175

Illinois - 0.65%
Illinois State Housing Development Authority
1.44%, 08/01/2034 (d) (e)	200,000	200,000
2.42%, 07/01/2020	150,000	149,989
2.62%, 07/01/2021	440,000	443,045
2.63%, 03/01/2048	2,184,950	2,189,822
2.70%, 01/01/2020	370,000	370,137
2.77%, 01/01/2022	700,000	710,829
2.80%, 07/01/2020	380,000	381,186
2.81%, 02/01/2021	300,000	302,331
2.91%, 07/01/2022	810,000	827,245
3.05%, 07/01/2021	340,000	344,978
3.06%, 01/01/2023	500,000	515,665
3.16%, 07/01/2023	565,000	585,933
3.20%, 12/01/2043	1,010,448	1,023,058
3.26%, 01/01/2024	580,000	608,223
3.27%, 07/01/2022	335,000	345,402
3.37%, 01/01/2023	170,000	170,014
3.37%, 07/01/2024	605,000	638,499
3.52%, 01/01/2025	490,000	523,075
3.62%, 01/01/2025	195,000	195,019
3.62%, 07/01/2025	130,000	130,013
4.00%, 02/01/2034	2,650,000	2,735,515
4.18%, 08/01/2029	745,000	803,460
		14,193,438

Iowa - 0.14%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	578,007
2.05%, 06/01/2024	845,000	849,419
2.25%, 06/01/2025	690,000	696,831
2.25%, 06/01/2025	235,000	237,327

Hawkeye Community College
2.60%, 06/01/2022	245,000	245,142

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Iowa State Finance Authority
2.30%, 09/01/2040	$446,092	$442,403
		3,049,129

Kentucky - 0.56%
Kentucky State Housing Corp.
2.54%, 07/01/2020	230,000	230,881
2.55%, 07/01/2020	1,435,000	1,440,683
2.88%, 01/01/2022	300,000	306,642
2.93%, 07/01/2022	335,000	344,460
3.38%, 01/01/2025	165,000	174,867
3.50%, 07/01/2031	750,000	807,420
3.50%, 01/01/2040	1,910,000	1,967,166
3.86%, 01/01/2034	130,000	140,581
4.00%, 07/01/2037	2,590,000	2,713,336
4.25%, 07/01/2033	895,000	915,862
4.27%, 01/01/2028	3,000,000	3,115,650
		12,157,548

Louisiana - 0.12%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,575,114	2,530,539

Maryland - 0.36%
Maryland State Community Development Administration
2.86%, 09/01/2040	360,000	361,483
3.35%, 03/01/2023	705,000	739,009
3.50%, 09/01/2047	2,920,000	2,986,693
3.95%, 11/01/2058	1,250,767	1,300,072
4.00%, 09/01/2025	1,715,000	1,732,356
4.42%, 09/01/2037	465,000	515,276

Montgomery County
4.60%, 05/01/2026	200,000	210,066
		7,844,955

Massachusetts - 0.95%
Massachusetts State Housing Finance Agency
1.80%, 12/01/2019	200,000	199,832
2.06%, 12/01/2020	105,000	105,371
2.25%, 12/01/2021	250,000	251,917
2.30%, 06/01/2020	45,000	45,098
2.45%, 12/01/2022	250,000	253,990
2.55%, 06/01/2023	355,000	362,590
2.65%, 12/01/2023	250,000	256,510
2.80%, 06/01/2024	275,000	284,124
2.85%, 12/01/2020	410,000	415,408
2.90%, 12/01/2024	250,000	259,805
2.95%, 06/01/2021	220,000	224,074
2.95%, 06/01/2025	250,000	260,517
3.00%, 12/01/2025	250,000	261,433
3.05%, 06/01/2020	30,000	30,254
3.05%, 12/01/2021	420,000	430,559
3.10%, 12/01/2020	250,000	254,060
3.15%, 06/01/2027	250,000	261,193
3.20%, 06/01/2021	125,000	127,849
3.20%, 06/01/2022	300,000	310,611
3.22%, 12/01/2021	215,000	221,203
3.25%, 12/01/2022	240,000	249,833
3.30%, 06/01/2022	180,000	186,845
3.30%, 06/01/2023	225,000	235,870
3.35%, 12/01/2022	95,000	99,189
3.35%, 12/01/2023	430,000	453,388
3.40%, 06/01/2023	180,000	189,342
3.45%, 12/01/2023	190,000	201,104
3.45%, 06/01/2029	300,000	321,504
3.45%, 12/01/2050 (d)	1,150,000	1,185,316
3.53%, 12/01/2029	660,000	709,078
3.80%, 06/01/2035	775,000	838,643
3.85%, 12/01/2028	95,000	101,550
4.50%, 04/15/2054	3,835,532	4,014,114
4.55%, 12/01/2035	410,000	444,764
4.71%, 12/01/2037	700,000	725,193
4.75%, 12/01/2045	2,870,000	3,087,173

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
5.00%, 12/01/2055	$2,600,000	$2,809,040
6.87%, 12/01/2030	165,000	168,990
		20,837,334

Michigan - 0.38%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	399,964
2.67%, 04/01/2020	275,000	276,092
2.77%, 10/01/2020	255,000	257,073
3.03%, 04/01/2021	435,000	442,064
3.13%, 10/01/2021	445,000	455,769
3.28%, 04/01/2022	450,000	465,376
3.38%, 10/01/2022	385,000	401,594
3.53%, 04/01/2023	465,000	490,384
3.63%, 10/01/2023	450,000	479,444
3.74%, 10/01/2033	2,595,000	2,754,982
4.33%, 10/01/2029	1,640,000	1,789,552
		8,212,294

Minnesota - 0.09%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	429,206	430,176
2.85%, 01/01/2022	265,000	271,230
2.90%, 07/01/2022	250,000	257,198
2.94%, 01/01/2023	300,000	310,254
2.99%, 07/01/2023	160,000	166,278
3.04%, 01/01/2024	500,000	522,230
3.80%, 07/01/2031	85,000	91,116
5.76%, 01/01/2037	15,000	15,067
		2,063,549

Mississippi - 0.07%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	145,025

Mississippi State Home Corp.
3.05%, 12/01/2034	1,279,464	1,290,339
		1,435,364

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	285,000	285,921
2.65%, 11/01/2041	170,000	170,549
		456,470

New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	785,000	798,054
3.75%, 07/01/2034	410,000	418,188
4.00%, 07/01/2035	425,000	434,418
		1,650,660

New Jersey - 1.81%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	329,937
2.17%, 11/01/2020	385,000	386,621
2.35%, 11/01/2019	2,050,000	2,051,332
2.49%, 11/01/2021	430,000	437,546
2.65%, 11/01/2020	1,010,000	1,019,736
2.74%, 11/01/2022	300,000	309,717
2.78%, 05/01/2021	1,000,000	1,017,570
2.85%, 11/01/2019	355,000	355,511
2.88%, 11/01/2021	615,000	630,898
2.93%, 11/01/2023	365,000	382,213
2.95%, 05/01/2020	365,000	367,705
2.99%, 11/01/2019	100,000	100,166
3.03%, 05/01/2022	1,000,000	1,035,430
3.05%, 05/01/2020	390,000	393,143
3.05%, 11/01/2020	260,000	263,700
3.15%, 05/01/2021	425,000	435,009
3.20%, 11/01/2021	415,000	428,504
3.23%, 11/01/2024	360,000	384,775
3.25%, 05/01/2022	200,000	208,210
3.27%, 11/01/2020	100,000	101,669
3.35%, 11/01/2020	395,000	401,972

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
3.35%, 05/01/2023	$980,000	$1,036,517
3.37%, 11/01/2025	385,000	417,275
3.42%, 05/01/2023	2,850,000	3,021,598
3.45%, 05/01/2021	405,000	416,514
3.45%, 05/01/2024	1,035,000	1,111,404
3.50%, 11/01/2024	535,000	578,956
3.55%, 11/01/2021	425,000	441,970
3.55%, 05/01/2025	1,100,000	1,198,560
3.57%, 11/01/2021	70,000	72,819
3.57%, 11/01/2026	435,000	476,508
3.60%, 11/01/2025	570,000	625,433
3.62%, 11/01/2027	695,000	760,267
3.65%, 05/01/2022	430,000	452,106
3.72%, 11/01/2022	125,000	130,364
3.72%, 11/01/2028	285,000	312,360
3.80%, 11/01/2022	450,000	479,187
3.90%, 05/01/2023	460,000	495,461
4.00%, 11/01/2023	475,000	517,750
4.10%, 05/01/2024	485,000	529,620
4.20%, 11/01/2024	505,000	552,728
4.22%, 11/01/2032	1,355,000	1,508,982
4.57%, 11/01/2027	900,000	943,461
4.63%, 11/01/2036	335,000	373,736
4.70%, 11/01/2037	500,000	561,380
4.87%, 11/01/2047	1,300,000	1,435,226
4.88%, 11/01/2029	2,500,000	2,766,100
4.89%, 11/01/2032	1,435,000	1,513,466
4.97%, 11/01/2051	345,000	381,077
5.00%, 11/01/2046	425,000	471,274
5.09%, 11/01/2043	4,785,000	4,978,745
		39,602,208

New Mexico - 0.28%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	552,722	547,139
2.60%, 09/01/2040	3,840,000	3,841,805

University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,575,000	1,625,715
		6,014,659

New York - 4.69%
New York City Housing Development Corp.
1.46%, 11/01/2019	1,000,000	999,120
1.63%, 05/01/2020	2,250,000	2,245,883
1.73%, 11/01/2020	1,230,000	1,226,618
1.83%, 05/01/2021	1,830,000	1,827,255
1.93%, 11/01/2021	615,000	615,935
1.94%, 11/01/2019	290,000	289,959
2.04%, 05/01/2022	500,000	501,665
2.11%, 02/01/2020	270,000	270,181
2.14%, 11/01/2022	100,000	100,583
2.20%, 05/01/2020	345,000	345,642
2.21%, 08/01/2020	100,000	100,237
2.23%, 05/01/2022	475,000	478,862
2.28%, 11/01/2022	3,000,000	3,029,940
2.32%, 05/01/2023	1,820,000	1,842,968
2.37%, 05/01/2024	500,000	508,320
2.46%, 05/01/2021	500,000	504,355
2.47%, 02/01/2022	320,000	324,186
2.47%, 11/01/2024	135,000	137,917
2.51%, 11/01/2020	1,675,000	1,683,090
2.56%, 11/01/2021	500,000	507,385
2.57%, 08/01/2022	370,000	376,534
2.59%, 11/01/2019	820,000	820,722
2.60%, 02/01/2023	300,000	306,402
2.62%, 05/01/2026	500,000	513,840
2.64%, 11/01/2021	750,000	762,308
2.70%, 08/01/2023	280,000	287,790
2.71%, 11/01/2021	5,435,000	5,500,003
2.71%, 05/01/2022	250,000	255,127
2.74%, 11/01/2020	1,025,000	1,033,958
2.74%, 05/01/2022	710,000	725,073
2.77%, 11/01/2021	1,295,000	1,317,054

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
2.77%, 11/01/2026	$1,000,000	$1,034,250
2.81%, 11/01/2022	300,000	307,839
2.82%, 05/01/2027	1,000,000	1,030,600
2.84%, 11/01/2022	1,000,000	1,026,990
2.85%, 02/01/2024	150,000	155,485
2.88%, 11/01/2021	180,000	183,870
2.89%, 05/01/2023	450,000	464,755
2.95%, 05/01/2022	1,610,000	1,652,987
2.95%, 08/01/2024	150,000	156,573
2.98%, 05/01/2023	1,245,000	1,289,671
2.99%, 11/01/2023	270,000	280,859
3.02%, 05/01/2022	255,000	262,275
3.02%, 11/01/2022	3,000,000	3,097,710
3.03%, 11/01/2023	500,000	520,865
3.03%, 02/01/2025	350,000	367,097
3.05%, 05/01/2021	1,635,000	1,664,904
3.05%, 11/01/2022	705,000	728,582
3.08%, 08/01/2025	250,000	263,645
3.10%, 10/01/2046	8,186,423	8,265,504
3.11%, 05/01/2023	1,525,000	1,586,793
3.12%, 05/01/2023	4,000,000	4,163,600
3.13%, 02/01/2026	475,000	501,234
3.16%, 11/01/2023	1,550,000	1,622,819
3.18%, 05/01/2024	1,070,000	1,126,207
3.18%, 08/01/2026	325,000	343,366
3.19%, 05/01/2024	535,000	563,387
3.23%, 11/01/2024	725,000	763,519
3.23%, 02/01/2027	400,000	421,356
3.26%, 11/01/2022	1,500,000	1,559,910
3.28%, 05/01/2025	1,060,000	1,116,148
3.28%, 08/01/2027	425,000	448,133
3.29%, 11/01/2024	1,065,000	1,130,710
3.31%, 11/01/2024	1,610,000	1,691,772
3.33%, 11/01/2025	750,000	790,148
3.33%, 02/01/2028	300,000	316,167
3.36%, 05/01/2023	2,150,000	2,256,231
3.36%, 05/01/2025	535,000	571,664
3.38%, 08/01/2028	525,000	554,248
3.43%, 02/01/2020	1,830,000	1,840,998
3.43%, 02/01/2029	400,000	422,352
3.45%, 11/01/2022	570,000	596,066
3.46%, 11/01/2025	755,000	813,815
3.47%, 11/01/2023	995,000	1,053,884
3.48%, 08/01/2029	735,000	777,049
3.51%, 05/01/2026	1,025,000	1,109,276
3.56%, 11/01/2026	505,000	546,920
3.58%, 08/01/2020	1,215,000	1,232,788
3.61%, 11/01/2027	1,110,000	1,195,048
3.61%, 11/01/2027	240,000	246,574
3.70%, 11/01/2025	325,000	335,790
3.71%, 11/01/2028	395,000	426,071
3.75%, 11/01/2024	3,050,000	3,306,627
3.81%, 11/01/2029	700,000	756,154
3.89%, 11/01/2029	995,000	1,050,740
3.90%, 11/01/2026	3,295,000	3,671,454

New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	955,907

New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	165,000	165,409
5.05%, 08/15/2039 (e)	1,205,000	1,207,085

New York State Mortgage Agency
3.07%, 04/01/2023	490,000	509,727
3.40%, 10/01/2022	1,815,000	1,873,280
3.50%, 04/01/2022	100,000	103,474
3.87%, 10/01/2025	4,355,000	4,563,343
		102,480,616

North Carolina - 0.18%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	2,890,000	2,910,057
3.41%, 07/01/2022	280,000	289,805

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
4.01%, 01/01/2026	$745,000	$775,724
		3,975,586

Ohio - 0.26%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	5,147,677	5,148,346
3.25%, 03/01/2046	518,656	525,461
		5,673,807

Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	325,987
3.09%, 05/01/2023	370,000	387,779
3.89%, 05/01/2037	205,000	225,711
		939,477

Pennsylvania - 0.32%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	518,280
4.01%, 06/01/2033	900,000	1,058,859
5.41%, 06/01/2022	500,000	542,875
6.39%, 06/01/2024	225,000	256,167

Pennsylvania Housing Finance Agency
2.15%, 10/01/2024	2,000,000	1,997,720
2.38%, 04/01/2027	2,675,000	2,674,572
		7,048,473

Rhode Island - 0.25%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	215,778
2.45%, 10/01/2021	125,000	126,032
2.60%, 04/01/2022	335,000	340,521
2.70%, 10/01/2022	245,000	250,410
2.93%, 10/01/2023	110,000	113,760
3.03%, 04/01/2024	200,000	208,304
3.13%, 10/01/2024	245,000	257,025
3.17%, 04/01/2025	385,000	405,878
3.27%, 10/01/2025	490,000	519,748
3.39%, 04/01/2026	505,000	541,203
3.44%, 10/01/2026	510,000	548,571
3.49%, 04/01/2027	520,000	562,006
3.77%, 10/01/2027	700,000	730,576
4.07%, 10/01/2032	500,000	544,105
		5,363,917

South Carolina - 0.07%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	1,420,000	1,430,749

South Dakota - 0.05%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	895,000	915,325
3.80%, 05/01/2031	210,000	211,846
		1,127,171

Tennessee - 0.02%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	450,000	457,259

Texas - 0.42%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	924,148

Colony Local Development Corp.
3.87%, 10/01/2028	490,000	546,918

Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,010,000	3,078,718

Texas State Department of Housing & Community Affairs
2.19%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	456,952	460,918
3.18%, 03/01/2039	10,000	10,218

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount	Value
Texas State Woman's University
2.36%, 07/01/2021	$290,000	$291,044

University of North Texas
3.86%, 04/15/2032	1,250,000	1,382,875
		9,194,839

Utah - 0.14%
Utah State Housing Corp.
2.20%, 07/01/2041	1,295,000	1,285,417
2.69%, 01/01/2048	1,693,000	1,699,552
		2,984,969

Virginia - 0.51%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	548,800

Virginia State Housing Development Authority
3.10%, 06/25/2041	5,961,702	6,024,479
3.25%, 08/25/2042	155,705	158,165
3.40%, 12/01/2026	500,000	535,030
3.57%, 10/01/2026	2,000,000	2,078,980
4.25%, 10/25/2043	484,250	503,310
5.50%, 06/25/2034	1,216,498	1,222,994
		11,071,758

Washington - 0.16%
King County Housing Authority
6.38%, 12/31/2046	3,565,000	3,604,393

West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	249,882
2.05%, 11/01/2020	325,000	324,695
2.30%, 11/01/2021	500,000	502,530
		1,077,107
TOTAL MUNICIPAL BONDS (Cost $331,724,295)		341,612,405

ASSET-BACKED SECURITIES - 5.60%
Aura
4.15%, 01/31/2023 (a) (b)	4,000,000	4,000,000
Dividend Solar Loans
3.67%, 08/22/2039 (f)	6,999,931	7,112,696
FREED Trust
3.42%, 06/18/2026 (f)	3,320,405	3,332,762
3.61%, 07/18/2024 (f)	5,030,082	5,055,527
3.99%, 10/20/2025 (f)	4,861,176	4,898,770
Invitation Homes Trust
3.23%, VAR LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,202,794	3,208,041
Lendify Securitization Trust
4.25%, 04/01/2020 (a) (b)	1,697,033	1,697,033
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,870,192	2,931,204
4.34%, 03/20/2043 (f)	3,707,453	3,839,384
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	1,026,539	1,056,913
4.01%, 06/22/2043 (f)	2,585,576	2,702,634
4.20%, 02/22/2044 (f)	5,470,060	5,710,942
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,328,419
Oportun Funding VI
3.23%, 06/08/2023 (f)	10,340,000	10,340,499
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,421,221
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	19,280,957
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,687,274
Oportun Funding XIII
3.08%, 08/08/2025 (f)	8,118,000	8,208,623
TES
4.12%, 02/20/2048 (f)	1,624,359	1,675,748

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal
	Amount/Shares	Value
4.33%, 10/20/2047 (f)	$4,104,815	$4,235,539
Tesla Auto Lease Trust
2.32%, 12/20/2019 (f)	39,331	39,329
3.71%, 08/20/2021 (f)	8,380,217	8,528,774
TOTAL ASSET-BACKED SECURITIES (Cost $127,061,411)		122,292,289

CORPORATE BONDS - 2.70%
Apple
3.00%, 06/20/2027	5,497,000	5,830,174
Bank of America
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,791,110
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	16,431,000	16,799,896
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,428,896
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	9,118,890
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,035,801
ERP Operating
4.15%, 12/01/2028 (g)	1,000,000	1,136,940
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,811,405
Reinvestment Fund
3.29%, 02/15/2021	105,000	106,312
3.38%, 02/15/2022	425,000	435,343
3.48%, 02/15/2023	2,450,000	2,534,287
3.70%, 02/15/2025	150,000	156,946
Salvation Army
2.79%, 09/01/2019	1,465,000	1,465,000
5.64%, 09/01/2026	4,400,000	5,193,175
TOTAL CORPORATE BONDS (Cost $56,473,217)		58,844,175

U.S. TREASURY OBLIGATION - 0.49%
U.S. Treasury Note
2.38%, 05/15/2029	10,000,000	10,776,953
TOTAL U.S. TREASURY OBLIGATION (Cost $10,269,262)		10,776,953

SHORT-TERM INVESTMENT - 1.93%
Money Market Fund - 1.93%
First American Government Obligations Fund, Class X, 2.03%, (h)	42,084,370	42,084,370
TOTAL SHORT-TERM INVESTMENT (Cost $42,084,370)		42,084,370

Total Investments (Cost $2,156,046,184) - 100.73%		$2,198,992,991
Liabilities in Excess of Other Assets, Net - (0.73)%		(15,973,024)
NET ASSETS - 100.00%		$2,183,019,967

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2019 is $22,997,478, which represents 1.05% of total net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2019, these securities amounted to $116,595,256, which represents 5.34% of total net assets.
(g)	REIT - Real Estate Investment Trust.
(h)	The rate shown is the 7-day effective yield as of August 31, 2019.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at August 31, 2019:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$-	$1,606,082,354	$17,300,445		$1,623,382,799
Municipal Bonds	-	341,612,405	-		341,612,405
Asset-Backed Securities	-	116,595,256	5,697,033		122,292,289
Corporate Bonds	-	58,844,175	-		58,844,175
U.S. Treasury Obligation	-	10,776,953	-		10,776,953
Short-Term Investment	42,084,370	-	-		42,084,370
Total Investments in Securities	$42,084,370	$2,133,911,143	$22,997,478	*	$2,198,992,991

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2019	$14,228,017
Accrued discounts/premiums	(633)
Realized gain/(loss)	(2,724)
Change in appreciation/(depreciation)	173,306
Purchases	2,997,578
Sales	(92,635)
Amortization sold	(2,464)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2019	$17,300,445
Change in unrealized gains included in earnings related to securities still held at reporting date	$173,306

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2019	$2,500,000
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	4,000,000
Sales	(802,967)
Amortization sold
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2019	$5,697,033
Change in unrealized gains included in earnings related to securities still held at reporting date	$-

For the period ended August 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2019 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$9,974,753	Matrix Pricing	FHA Project Loans Structure	2 out of lockout with remaining maturity term range 1.99 - 6.18 years (4.08 year average maturity). The remaining FHA securities have a lockout range 2.59 - 5.30 years (3.56 year average lockout) and remaining maturity term range 27.68 - 31.02 years (28.85 year average maturity range).
			Remaining Average Life	0.22-6.05 (2.68) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+235 - N+277 (N+250)
			Offered Quotes variance to Mark	-1.00% - +3.18% (1.27%)
	$106,439		Small Business Administration Structure	Fixed Rate Coupons
			Remaining Average Life	0.25 - 3.87 (2.06) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N-650 - N+258 (N-196)
			Offered Quotes variance to Mark	Utilize dealer indications
	$596,144		USDA Loan Structure	Fixed Rate Coupon
			Remaining Average Life	2.33 years
			Coupon	5.28%
			Spread to Benchmark	N+141
			Offered Quotes variance to Mark	Utilize dealer indications
Agency Collateralized Mortgage-Backed Securities (CMBS)	$6,623,109		FN Multifamily - DUS Structure	Fixed Rate Coupon
			Remaining Average Life	7.31 years
			Coupon	2.52%
			Spread to Benchmark	N+82
			Offered Quotes variance to Mark	Utilize dealer indications
Asset-Backed Securities	$5,697,033	Cost	Structure	Fixed rate coupon
			Remaining Average Life	0.41 - 0.49 (0.45) years
			Coupon	4.15% - 4.25% (4.20%)
			Price	100

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2019, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK - 31.15%
Communication Services - 0.90%
AMC Entertainment Holdings	45,000	$499,950
Consumer Discretionary - 2.73%
Six Flags Entertainment	25,500	1,508,835
Energy - 7.36%
Crestwood Equity Partners (a)	45,000	1,645,200
Enterprise Products Partners (a)	40,000	1,140,400
Enviva Partners (a)	28,000	887,320
MPLX (a)	10,000	279,100
US Well Services (b)	42,000	126,000
		4,078,020
Financials - 10.70%
Ares Capital Corp.	17,500	330,050
Blackstone Mortgage Trust (c) (d)	18,000	626,400
FS KKR Capital Corp.	180,000	1,017,000
Invesco Mortgage Capital (d)	62,000	931,860
MFA Financial (d)	115,000	824,550
Mortgage Investment Trust (d)	40,000	599,600
Starwood Property Trust (d)	60,000	1,405,800
Tiptree	27,441	190,441
		5,925,701
Industrials - 2.60%
Aircastle	66,000	1,442,100
Real Estate - 4.66%
CorePoint Lodging (d)	100,000	910,000
Independence Realty Trust (c) (d)	120,000	1,669,200
		2,579,200
Utilities - 2.20%
Pattern Energy Group	45,000	1,221,750
TOTAL COMMON STOCK
(Cost $15,562,596)		17,255,556

CORPORATE BONDS - 19.87%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022 (c)	$100,000	102,245
Boston Properties
3.40%, 06/21/2029 (d)	300,000	317,999
Century Housing Corp.
4.00%, 11/01/2021 (c)	500,000	514,038
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 09/27/2167	1,200,000	1,210,500
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003%, 01/06/2168	750,000	764,063
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+4.075%, 03/26/2168	600,000	604,500
6.50%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 03/26/2168	750,000	788,437
ING Groep
4.63%, 01/06/2026 (e)	250,000	278,253
6.00%, VAR USD Swap Semi 30/360 5 Yr Curr+4.445%, 10/16/2167	1,700,000	1,715,130
JPMorgan Chase
5.74%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,000,000	2,015,000
MetLife
9.25%, 04/08/2038 (e)	750,000	1,065,000
Salvation Army
5.68%, 09/01/2031	100,000	126,199
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 05/13/2168	1,000,000	1,010,000
Verizon Communications
3.88%, 02/08/2029 (c)	350,000	390,121
YMCA of Greater New York
4.27%, 08/01/2024	100,000	108,244
TOTAL CORPORATE BONDS
(Cost $10,818,401)		11,009,729

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 16.20%
California - 1.59%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (c)	$150,000	$192,811
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031 (c)	280,000	344,207
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (c)	250,000	341,753
		878,771

Florida - 2.19%
Miami-Dade County
7.50%, 04/01/2040 (c)	500,000	783,940
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (c)	405,000	428,660
		1,212,600

Georgia - 0.87%
Atlanta Development Authority
5.35%, 01/01/2035 (c)	400,000	480,112

Illinois - 0.93%
Bedford Park Village
6.57%, 12/01/2030 (c)	445,000	514,607

Maryland - 1.42%
Baltimore
5.38%, 09/01/2025 (c)	230,000	246,192
5.38%, 09/01/2030 (c)	500,000	542,605
		788,797

Massachusetts - 0.02%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	10,000	10,153

Missouri - 0.69%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2020 (c)	365,000	382,728

Nevada - 2.00%
Washoe County
7.97%, 02/01/2040 (c)	675,000	1,110,578

New Jersey - 1.04%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (c)	495,000	574,745

Ohio - 0.86%
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (c)	230,000	236,201
7.08%, 12/01/2040 (c)	235,000	242,078
		478,279

Oklahoma - 0.23%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (c)	120,000	125,993

Texas - 2.66%
Austin
5.75%, 11/15/2042 (c)	750,000	828,015
5.75%, 11/15/2042 (c)	300,000	330,231
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (c)	315,000	315,113
		1,473,359

Washington - 0.38%
King County Housing Authority
6.38%, 12/31/2046 (c)	210,000	212,320

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal Amount/Shares	Value
MUNICIPAL BONDS — continued
West Virginia - 0.36%
Ohio County Special District Excise Tax Revenue
8.25%, 03/01/2035 (c)	$175,000	$202,706

Wisconsin - 0.96%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (c)	475,000	531,895

TOTAL MUNICIPAL BONDS
(Cost $8,171,318)		8,977,643

PREFERRED STOCK - 15.16%
Energy - 2.96%
Crestwood Equity Partners (a)	100,000	920,000
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839%	30,000	720,444
		1,640,444
Financials - 8.74%
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (d)	75,000	1,964,250
Aspen Insurance Holdings	15,000	388,200
Chimera Investment Corp., VAR ICE LIBOR USD 3 Month+5.379% (d)	30,000	774,000
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	10,000	262,000
Invesco Mortgage Capital, VAR ICE LIBOR USD 3 Month+5.289% (d)	20,000	531,600
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (d)	36,000	919,800
		4,839,850
Industrials - 1.38%
Seaspan Corp., VAR ICE LIBOR USD 3 Month+5.008%	30,000	765,600
Real Estate - 1.14%
National Retail Properties (d)	25,000	630,250
Utilities - 0.94%
Spire	18,556	521,609
TOTAL PREFERRED STOCK
(Cost $8,064,654)		8,397,753

ASSET-BACKED SECURITIES - 9.86%
Aura
6.50%, 01/31/2023 (f) (g)	350,000	350,000
Dividend Solar Loans
3.67%, 08/22/2039 (e)	444,878	452,044
FREED Trust
3.61%, 07/18/2024 (e)	338,960	340,675
3.87%, 06/18/2026 (e)	350,000	356,399
4.56%, 07/18/2024 (e)	100,000	102,410
HSI Asset Securitization Corp Trust
2.54%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	228,896	224,746
Lendify Securitization Trust
4.25%, 04/01/2020 (f) (g)	176,491	176,491
Mill City Solar Loan
4.34%, 03/20/2043 (e)	371,197	384,406
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (e)	99,343	102,282
4.01%, 06/22/2043 (e)	110,810	115,827
Oportun Funding IX
4.50%, 07/08/2024 (e)	350,000	355,078
Oportun Funding VII
4.26%, 10/10/2023 (e)	340,000	343,105
Oportun Funding VIII
4.45%, 03/08/2024 (e)	375,000	381,346
Oportun Funding X
4.59%, 10/08/2024 (e)	700,000	719,720
Oportun Funding XIII
3.87%, 08/08/2025 (e)	500,000	505,519

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — continued
TES
4.12%, 02/20/2048 (e)	$241,003	$248,627
4.33%, 10/20/2047 (e)	297,027	306,486
TOTAL ASSET-BACKED SECURITIES
(Cost $5,283,557)		5,465,161

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.77%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 5.85%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	36,865	5,552

FHA Project Loans - 4.05%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	102,420	101,810
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	1,808,208	1,937,829
Pool A35272, 6.95%, 11/01/2025 (f) (g)	202,850	202,018
		2,241,657

FNMA Multifamily - 0.69%
Pool 464296, 5.86%, 01/01/2028	325,352	382,482

GNMA Multifamily - 0.93%
Pool 2010-68, 4.41%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	633,584	129,627
Pool 699710, 5.43%, 07/15/2044	387,004	386,471
		516,098

Small Business Administration - 0.05%
Pool 2008-20C, 5.49%, 03/01/2028	26,894	29,482

USDA Loan - 3.04%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f) (g)	792,466	846,512
Pool Ryze, 7.00%, 06/25/2038	734,580	839,184
		1,685,696
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,803,625)		4,860,967

CLOSED-END FUNDS - 4.55%
BlackRock Municipal Income Quality Trust	40,000	567,600
Eaton Vance Limited Duration Income Fund	40,000	500,800
Eaton Vance Senior Floating-Rate Trust	25,000	322,500
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	112,000	907,200
Invesco Dynamic Credit Opportunities Fund	20,500	222,425
TOTAL CLOSED-END FUNDS
(Cost $2,477,259)		2,520,525

SHORT-TERM INVESTMENT - 2.31%
Money Market Fund - 2.31%
First American Government Obligations Fund, Cl Z, 1.99%, (h)	1,277,904	1,277,904
TOTAL SHORT-TERM INVESTMENT
(Cost $1,277,904)		1,277,904

Total Investments (Cost $56,459,314) - 107.87%		$59,765,238
Liabilities in Excess of Other Assets, Net - (7.87)%		(4,360,828)
NET ASSETS - 100.00%		$55,404,410

COMMON STOCK SOLD SHORT - (3.04)%
Consumer Staples - (1.17)%
Constellation Brands	(1,000)	(204,350)
Hormel Foods Corp.	(7,500)	(319,575)
National Beverage Corp. (b)	(3,000)	(122,700)
		(646,625)

Industrials - (0.82)%
Air Lease Corp.	(8,000)	(332,320)
Lincoln Electric Holdings	(1,500)	(123,840)
		(456,160)

Materials - (0.22)%
Sealed Air Corp.	(3,000)	(119,460)

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Shares/Contracts	Value
COMMON STOCK — continued
Real Estate - (0.83)%
Essex Property Trust (d)	(750)	$(240,945)
Realty Income (d)	(3,000)	(221,430)
		(462,375)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $1,618,044)		(1,684,620)

EXCHANGE TRADED FUNDS SOLD SHORT - (1.34)%
iShares MSCI Australia	(10,000)	(216,800)
Vanguard FTSE Europe	(10,000)	(525,900)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $774,598)		(742,700)

Total Securities Sold Short
(Proceeds $2,392,642)		$(2,427,320)
PURCHASED OPTIONS - 0.42% (b)(i)

TOTAL PURCHASED OPTIONS
(Cost $317,639)	3,091	$233,124
WRITTEN OPTIONS - (0.14)% (b)(i)

TOTAL WRITTEN OPTIONS
(Premiums Received $44,663)	(875)	$(80,128)

A list of the open futures contracts held by the Fund August 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT Mini DJIA	(6)	Sep-2019	$(772,245)	$(792,180)	$(19,935)
Russell 2000 Index E-MINI	(11)	Sep-2019	(828,123)	(821,810)	6,313
S&P 500 Index E-MINI	(21)	Sep-2019	(2,995,656)	(3,071,040)	(75,384)
U.S. 10-Year Interest Rate Swap	(18)	Sep-2019	(1,942,977)	(2,075,063)	(132,086)
U.S. 10-Year Treasury Note	(8)	Sep-2019	(1,035,390)	(1,048,375)	(12,985)
U.S. 5-Year Interest Rate Swap	(60)	Sep-2019	(6,320,281)	(6,491,719)	(171,438)
U.S. 5-Year Treasury Note	(24)	Oct-2019	(2,821,826)	(2,868,750)	(46,924)
U.S. Long Treasury Bond	(13)	Sep-2019	(2,053,159)	(2,158,813)	(105,654)
			$(18,769,657)	$(19,327,750)	$(558,093)

A list of the open options contracts held by the Fund at August 31, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS (b)- 0.42%
Call Options
Ambac Financial Group
Expires 11/16/2019, Strike Price $20.00	40	$72,160	$2,800
AMC Entertainment Holdings
Expires 09/21/2019, Strike Price $12.00	50	–	600
Expires 12/21/2019, Strike Price $11.00	225	249,975	25,875
Colony Capital
Expires 09/21/2019, Strike Price $5.00	80	36,000	240
CorePoint Lodging
Expires 10/19/2019, Strike Price $10.00	50	45,500	1,000
Expires 01/18/2020, Strike Price $10.00	180	163,800	10,800
Crestwood Equity Partners
Expires 10/19/2019, Strike Price $35.00	30	109,680	7,350
Enterprise Products Partners
Expires 09/21/2019, Strike Price $28.00	40	114,040	3,000
Hillenbrand
Expires 10/19/2019, Strike Price $40.00	100	274,400	2,500
Hilton Grand Vacations
Expires 10/19/2019, Strike Price $33.00	30	101,310	6,300

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Contracts	Notional Amount	Value
Lennar Corp.
Expires 10/19/2019, Strike Price $52.50	75	$382,500	$12,750
Pitney Bowes
Expires 01/18/2020, Strike Price $5.00	200	71,200	2,500
Scorpio Tankers
Expires 01/18/2020, Strike Price $2.00	650	1,708,850	43,875
SPDR S&P 500 ETF Trust
Expires 09/21/2019, Strike Price $292.00	10	292,450	3,970
Westport Fuel Systems
Expires 04/18/2020, Strike Price $3.00	100	26,600	4,000
Put Options
3M
Expires 09/21/2019, Strike Price $165.00	11	177,892	5,489
AO Smith Corp.
Expires 10/19/2019, Strike Price $40.00	50	232,600	1,500
General Electric
Expires 09/21/2019, Strike Price $9.00	50	41,250	4,100
Home Depot
Expires 09/21/2019, Strike Price $202.50	10	–	10
Hormel Foods Corp.
Expires 09/21/2019, Strike Price $40.00	150	639,150	2,250
iShares China Large-Capital ETF
Expires 09/21/2019, Strike Price $38.50	75	293,400	4,275
iShares iBoxx High Yield Corporate Bond ETF
Expires 09/21/2019, Strike Price $85.50	300	–	4,500
iShares MSCI United Kingdom ETF
Expires 12/21/2019, Strike Price $30.00	100	303,400	12,000
iShares Russell 2000 ETF
Expires 10/19/2019, Strike Price $145.00	40	595,360	9,360
Expires 09/21/2019, Strike Price $145.00	45	669,780	7,785
Resideo Technologies
Expires 11/16/2019, Strike Price $17.50	50	68,900	19,750
SPDR Dow Jones Industrial Average ETF Trust
Expires 09/21/2019, Strike Price $260.00	5	–	10
SPDR S&P 500 ETF Trust
Expires 09/21/2019, Strike Price $284.00	35	1,023,575	5,285
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 10/19/2019, Strike Price $21.00	50	107,850	4,800
Tesla
Expires 11/16/2019, Strike Price $200.00	10	225,610	11,800
United States Oil Fund
Expires 10/19/2019, Strike Price $11.50	200	229,200	10,800
Vanguard FTSE Europe ETF
Expires 09/21/2019, Strike Price $52.00	50	262,950	1,850

TOTAL PURCHASED OPTIONS
(Cost $317,639)			$233,124
WRITTEN OPTIONS (b) - (0.14)%
Put Options
3M
Expires 09/21/2019, Strike Price $160.00	(10)	(161,720)	(2,750)
Constellation Brands
Expires 09/21/2019, Strike Price $190.00	(10)	(204,350)	(950)
Home Depot
Expires 09/21/2019, Strike Price $187.50	(10)	(227,910)	(30)
Hormel Foods Corp.
Expires 09/21/2019, Strike Price $37.00	(150)	(639,150)	(750)
iShares MSCI United Kingdom ETF
Expires 12/21/2019, Strike Price $26.00	(100)	(303,400)	(3,000)
Resideo Technologies
Expires 09/21/2019, Strike Price $15.00	(50)	(68,900)	(6,375)
SPDR S&P Oil & Gas Exploration & Production ETF
Expires 10/19/2019, Strike Price $17.00	(50)	(107,850)	(700)
Tesla
Expires 11/16/2019, Strike Price $165.00	(10)	(225,610)	(4,400)
Vanguard FTSE Europe ETF
Expires 09/21/2019, Strike Price $49.00	(50)	(262,950)	(500)

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

	Contracts	Notional Amount	Value
Call Options
Ares Capital Corp.
Expires 09/21/2019, Strike Price $19.00	(25)	$(47,150)	$(375)
Independence Realty Trust
Expires 09/21/2019, Strike Price $12.50	(105)	(146,055)	(16,013)
Lennar Corp.
Expires 09/21/2019, Strike Price $52.50	(75)	(382,500)	(5,325)
Pattern Energy Group
Expires 09/21/2019, Strike Price $25.00	(135)	(366,525)	(32,400)
Six Flags Entertainment Corp.
Expires 09/21/2019, Strike Price $62.50	(35)	(207,095)	(770)
SPDR S&P 500 ETF Trust
Expires 09/21/2019, Strike Price $300.00	(10)	(292,450)	(540)
Starwood Property Trust
Expires 09/21/2019, Strike Price $22.50	(50)	(117,150)	(5,250)

TOTAL WRITTEN OPTIONS
(Premiums Received $44,663)			$(80,128)

(a)	Security considered to be a Master Limited Partnership. At August 31, 2019 these securities amounted to $4,872,020 or 8.79% of total net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been committed as collateral for open short positions.
(d)	REIT - Real Estate Investment Trust.
(e)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2019, these securities amounted to $6,057,177, which represents 10.93% of total net assets.
(f)	Level 3 security in accordance with fair value hierarchy.
(g)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2019 is $3,614,660, which represents 6.52% of total net assets.
(h)	The rate shown is the 7-day effective yield as of August 31, 2019.
(i)	Refer to table below for details on Options Contracts.

CBOT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FTSE — Financial Times Stock Exchange

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments were measured at August 31, 2019:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$17,255,556	$-	$-		$17,255,556
Corporate Bonds	-	11,009,729	-		11,009,729
Municipal Bonds	-	8,977,643	-		8,977,643
Preferred Stock	8,397,753	-	-		8,397,753
Asset-Backed Securities	-	4,938,670	526,491		5,465,161
U.S. Government & Agency Obligations	-	1,772,798	3,088,169		4,860,967
Closed-End Funds	2,520,525	-	-		2,520,525
Short-Term Investment	1,277,904	-	-		1,277,904
Total Assets	$29,451,738	$26,698,840	$3,614,660	*	$59,765,238

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(1,684,620)	$-	$-	$(1,684,620)
Exchange Traded Fund	(742,700)	-	-	(742,700)
Total Liabilities	$(2,427,320)	$-	$-	$(2,427,320)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$233,124	$-	$-	$233,124
Written Options	(80,128)	-	-	(80,128)
Futures**
Unrealized Appreciation	6,313	-	-	6,313
Unrealized Depreciation	(564,406)	-	-	(564,406)
Total Other Financial Instruments	$(405,097)	$-	$-	$(405,097)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2019	$3,079,845
Accrued discounts/premiums	(416)
Realized gain/(loss)	(383)
Change in appreciation/(depreciation)	24,332
Purchases	-
Sales	(15,198)
Amortization sold	(11)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2019	$3,088,169
Change in unrealized losses included in earnings related to securities still held at reporting date	$24,331

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2019	$260,000
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	-
Purchases	350,000
Sales	(83,509)
Amortization sold	-
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of August 31, 2019	$526,491
Change in unrealized losses included in earnings related to securities still held at reporting date	$-

For the period ended August 31, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments August 31, 2019 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$2,241,657	Matrix Pricing	FHA Loans Structure	2 out of lockout with remaining maturity term range 6.18 - 15.35 years (10.76 year average maturity). 1 has a remaining maturity term of 27.85 years, a remaining Lockout period of 2.78 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).
			Average Life	0.23 years - 3.69 years (1.38 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+235 - N+256 (N+242)
			Offered Quotes Variance to Mark	-1.00% - +1.11% (0.34%)
	$846,512		USDA Loan Structure	40 year term (No Prepayment Penalty)
			Remaining Average Life	8.84 years
			Coupon	5.95%
			Spread to Benchmark	357/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$526,491	Cost	Structure	Fixed Rate Coupons
			Average Life	0.41 - 0.76 (0.58) years
			Coupon	4.25 - 6.50% (5.38%)
			Price	100

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2019, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.